UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-02402
JOHN HANCOCK SOVEREIGN BOND FUND
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
May 31
Date of reporting period:
November 30, 2024
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following semiannual reports to shareholders for the period ended November 30, 2024:
John Hancock Sovereign Bond Fund
  John Hancock Bond Fund

John Hancock Bond Fund
Class A/JHNBX
Semiannual SHAREHOLDER REPORT | November 30, 2024
This semiannual shareholder report contains important information about the John Hancock Bond Fund (the fund) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bond Fund (Class A/JHNBX)	$39	0.76%
Fund Statistics
Fund net assets	$26,751,405,130
Total number of portfolio holdings	1,090
Portfolio turnover rate	49%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	36.3%
U.S. Government Agency	34.7%
U.S. Government	20.1%
Asset-backed securities	4.6%
Collateralized mortgage obligations – Commercial and residential	2.4%
Collateralized mortgage obligations – U.S. Government Agency	0.9%
Short-term investments and other	1.0%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4089113

21SA-A
11/24
1/25

John Hancock Bond Fund
Class C/JHCBX
Semiannual SHAREHOLDER REPORT | November 30, 2024
This semiannual shareholder report contains important information about the John Hancock Bond Fund (the fund) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bond Fund (Class C/JHCBX)	$75	1.46%
Fund Statistics
Fund net assets	$26,751,405,130
Total number of portfolio holdings	1,090
Portfolio turnover rate	49%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	36.3%
U.S. Government Agency	34.7%
U.S. Government	20.1%
Asset-backed securities	4.6%
Collateralized mortgage obligations – Commercial and residential	2.4%
Collateralized mortgage obligations – U.S. Government Agency	0.9%
Short-term investments and other	1.0%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4089113

21SA-C
11/24
1/25

John Hancock Bond Fund
Class I/JHBIX
Semiannual SHAREHOLDER REPORT | November 30, 2024
This semiannual shareholder report contains important information about the John Hancock Bond Fund (the fund) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bond Fund (Class I/JHBIX)	$24	0.46%
Fund Statistics
Fund net assets	$26,751,405,130
Total number of portfolio holdings	1,090
Portfolio turnover rate	49%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	36.3%
U.S. Government Agency	34.7%
U.S. Government	20.1%
Asset-backed securities	4.6%
Collateralized mortgage obligations – Commercial and residential	2.4%
Collateralized mortgage obligations – U.S. Government Agency	0.9%
Short-term investments and other	1.0%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4089113

21SA-I
11/24
1/25

John Hancock Bond Fund
Class NAV
Semiannual SHAREHOLDER REPORT | November 30, 2024
This semiannual shareholder report contains important information about the John Hancock Bond Fund (the fund) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bond Fund (Class NAV)	$18	0.35%
Fund Statistics
Fund net assets	$26,751,405,130
Total number of portfolio holdings	1,090
Portfolio turnover rate	49%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	36.3%
U.S. Government Agency	34.7%
U.S. Government	20.1%
Asset-backed securities	4.6%
Collateralized mortgage obligations – Commercial and residential	2.4%
Collateralized mortgage obligations – U.S. Government Agency	0.9%
Short-term investments and other	1.0%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4089113

21SA-NAV
11/24
1/25

John Hancock Bond Fund
Class R2/JHRBX
Semiannual SHAREHOLDER REPORT | November 30, 2024
This semiannual shareholder report contains important information about the John Hancock Bond Fund (the fund) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bond Fund (Class R2/JHRBX)	$44	0.85%
Fund Statistics
Fund net assets	$26,751,405,130
Total number of portfolio holdings	1,090
Portfolio turnover rate	49%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	36.3%
U.S. Government Agency	34.7%
U.S. Government	20.1%
Asset-backed securities	4.6%
Collateralized mortgage obligations – Commercial and residential	2.4%
Collateralized mortgage obligations – U.S. Government Agency	0.9%
Short-term investments and other	1.0%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4089113

21SA-R2
11/24
1/25

John Hancock Bond Fund
Class R4/JBFRX
Semiannual SHAREHOLDER REPORT | November 30, 2024
This semiannual shareholder report contains important information about the John Hancock Bond Fund (the fund) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bond Fund (Class R4/JBFRX)	$31	0.60%
Fund Statistics
Fund net assets	$26,751,405,130
Total number of portfolio holdings	1,090
Portfolio turnover rate	49%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	36.3%
U.S. Government Agency	34.7%
U.S. Government	20.1%
Asset-backed securities	4.6%
Collateralized mortgage obligations – Commercial and residential	2.4%
Collateralized mortgage obligations – U.S. Government Agency	0.9%
Short-term investments and other	1.0%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4089113

21SA-R4
11/24
1/25

John Hancock Bond Fund
Class R6/JHBSX
Semiannual SHAREHOLDER REPORT | November 30, 2024
This semiannual shareholder report contains important information about the John Hancock Bond Fund (the fund) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bond Fund (Class R6/JHBSX)	$18	0.35%
Fund Statistics
Fund net assets	$26,751,405,130
Total number of portfolio holdings	1,090
Portfolio turnover rate	49%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	36.3%
U.S. Government Agency	34.7%
U.S. Government	20.1%
Asset-backed securities	4.6%
Collateralized mortgage obligations – Commercial and residential	2.4%
Collateralized mortgage obligations – U.S. Government Agency	0.9%
Short-term investments and other	1.0%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4089113

21SA-R6
11/24
1/25

ITEM 2. CODE OF ETHICS.

Item is not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Item is not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item is not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Item is not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the six months ended November 30, 2024 for the following fund:

John Hancock Sovereign Bond Fund

  John Hancock Bond Fund

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Bond Fund
Fixed income
November 30, 2024

John Hancock
Bond Fund

2	Fund’s investments
37	Financial statements
41	Financial highlights
48	Notes to financial statements
58	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK BOND FUND |

Fund’s investments
AS OF 11-30-24 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 54.8%				$14,656,666,322
(Cost $15,018,754,546)
U.S. Government 20.1%				5,373,909,606
U.S. Treasury
Bond	2.500	02-15-45	46,737,000	34,214,770
Bond	3.000	08-15-52	32,478,000	25,044,851
Bond	3.375	08-15-42	383,142,000	332,525,348
Bond	3.375	11-15-48	108,345,000	89,955,976
Bond	4.000	11-15-42	488,294,000	461,743,014
Bond	4.125	08-15-44	315,634,000	300,444,114
Bond	4.250	08-15-54	894,374,000	874,669,823
Bond	4.750	11-15-43	707,701,000	734,101,566
Note	4.125	10-31-29	173,861,000	174,119,076
Note	4.125	10-31-31	887,614,000	887,197,923
Note	4.250	06-30-31	741,559,000	746,541,350
Note	4.250	11-15-34	710,134,000	713,351,795
U.S. Government Agency 34.7%				9,282,756,716
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	2.000	06-01-36	52,276,666	47,261,070
15 Yr Pass Thru	4.500	11-01-37	15,413,598	15,261,637
15 Yr Pass Thru	4.500	12-01-37	10,294,152	10,186,229
15 Yr Pass Thru	4.500	01-01-38	10,763,735	10,650,889
15 Yr Pass Thru	4.500	02-01-38	33,594,964	33,242,758
30 Yr Pass Thru	2.000	09-01-50	109,406,514	89,093,181
30 Yr Pass Thru	2.000	03-01-52	58,153,294	47,192,509
30 Yr Pass Thru	2.500	09-01-50	24,363,117	20,689,556
30 Yr Pass Thru	2.500	08-01-51	56,034,419	47,637,875
30 Yr Pass Thru	2.500	11-01-51	41,886,431	35,570,640
30 Yr Pass Thru	2.500	12-01-51	13,428,170	11,336,280
30 Yr Pass Thru	3.000	03-01-43	2,667,781	2,422,056
30 Yr Pass Thru	3.000	12-01-45	9,165,677	8,223,571
30 Yr Pass Thru	3.000	05-01-46	1,708,125	1,536,290
30 Yr Pass Thru	3.000	10-01-46	3,773,501	3,378,561
30 Yr Pass Thru	3.000	10-01-46	2,840,701	2,553,154
30 Yr Pass Thru	3.000	10-01-46	5,298,031	4,738,565
30 Yr Pass Thru	3.000	10-01-46	39,681,725	35,553,385
30 Yr Pass Thru	3.000	12-01-46	30,262,823	26,963,077
30 Yr Pass Thru	3.000	12-01-46	7,179,661	6,450,665
30 Yr Pass Thru	3.000	04-01-47	20,150,939	18,004,133
30 Yr Pass Thru	3.000	09-01-49	10,503,421	9,296,883
30 Yr Pass Thru	3.000	10-01-49	13,169,377	11,664,829
30 Yr Pass Thru	3.000	12-01-49	12,629,276	11,139,072
30 Yr Pass Thru	3.000	01-01-50	11,122,252	9,848,103
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BOND FUND	2

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.000	02-01-50	6,979,489	$6,179,929
30 Yr Pass Thru	3.000	11-01-50	13,563,516	11,963,075
30 Yr Pass Thru	3.000	06-01-51	67,889,027	59,984,470
30 Yr Pass Thru	3.000	02-01-52	48,890,018	43,029,522
30 Yr Pass Thru	3.000	06-01-52	58,423,242	51,438,247
30 Yr Pass Thru	3.000	08-01-52	69,170,620	61,116,842
30 Yr Pass Thru	3.500	06-01-42	1,947,465	1,824,571
30 Yr Pass Thru	3.500	04-01-44	2,948,775	2,752,787
30 Yr Pass Thru	3.500	05-01-45	4,722,716	4,378,249
30 Yr Pass Thru	3.500	08-01-46	29,003,421	26,924,209
30 Yr Pass Thru	3.500	09-01-46	6,129,039	5,664,759
30 Yr Pass Thru	3.500	10-01-46	1,081,848	1,003,954
30 Yr Pass Thru	3.500	10-01-46	11,606,223	10,665,382
30 Yr Pass Thru	3.500	11-01-46	3,459,012	3,196,988
30 Yr Pass Thru	3.500	11-01-46	3,882,582	3,594,539
30 Yr Pass Thru	3.500	12-01-46	5,142,021	4,763,756
30 Yr Pass Thru	3.500	01-01-47	3,537,771	3,280,837
30 Yr Pass Thru	3.500	02-01-47	4,690,778	4,350,105
30 Yr Pass Thru	3.500	04-01-47	6,411,613	5,949,970
30 Yr Pass Thru	3.500	08-01-47	33,313,464	30,532,143
30 Yr Pass Thru	3.500	09-01-47	17,373,181	16,062,574
30 Yr Pass Thru	3.500	12-01-49	23,141,264	21,122,434
30 Yr Pass Thru	3.500	03-01-52	23,814,038	21,801,633
30 Yr Pass Thru	3.500	03-01-52	38,778,738	35,307,847
30 Yr Pass Thru	3.500	04-01-52	77,293,016	70,688,908
30 Yr Pass Thru	3.500	07-01-52	22,786,418	20,732,678
30 Yr Pass Thru	3.500	07-01-52	44,359,968	40,403,392
30 Yr Pass Thru	3.500	07-01-52	33,493,675	30,474,890
30 Yr Pass Thru	3.500	09-01-52	82,226,167	75,072,080
30 Yr Pass Thru	4.000	01-01-41	4,524,781	4,362,648
30 Yr Pass Thru	4.000	03-01-42	2,457,113	2,365,650
30 Yr Pass Thru	4.000	11-01-43	2,011,497	1,933,382
30 Yr Pass Thru	4.000	01-01-47	4,782,947	4,576,210
30 Yr Pass Thru	4.000	03-01-47	14,164,144	13,512,080
30 Yr Pass Thru	4.000	04-01-47	5,130,893	4,904,307
30 Yr Pass Thru	4.000	05-01-47	4,579,125	4,374,043
30 Yr Pass Thru	4.000	10-01-47	6,881,344	6,571,004
30 Yr Pass Thru	4.000	03-01-48	1,773,398	1,690,649
30 Yr Pass Thru	4.000	07-01-48	13,770,340	13,136,404
30 Yr Pass Thru	4.000	08-01-48	6,846,629	6,518,598
30 Yr Pass Thru	4.000	08-01-49	70,200,323	66,335,156
30 Yr Pass Thru	4.000	05-01-52	2,190,267	2,075,833
30 Yr Pass Thru	4.000	05-01-52	117,160,777	110,005,218
30 Yr Pass Thru	4.000	06-01-52	75,841,874	71,209,854
3	JOHN HANCOCK BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	08-01-52	31,228,820	$29,467,914
30 Yr Pass Thru	4.000	08-01-52	36,599,703	34,295,762
30 Yr Pass Thru	4.000	08-01-52	68,808,095	64,906,697
30 Yr Pass Thru	4.000	08-01-52	20,898,204	19,621,852
30 Yr Pass Thru	4.000	10-01-52	68,936,013	65,054,288
30 Yr Pass Thru	4.000	04-01-53	21,649,723	20,449,253
30 Yr Pass Thru	4.000	04-01-53	24,530,506	23,131,968
30 Yr Pass Thru	4.000	06-01-53	55,389,944	52,214,732
30 Yr Pass Thru	4.500	06-01-52	23,185,262	22,484,024
30 Yr Pass Thru	4.500	07-01-52	20,318,609	19,672,325
30 Yr Pass Thru	4.500	08-01-52	11,949,954	11,588,528
30 Yr Pass Thru	4.500	08-01-52	58,055,673	56,281,637
30 Yr Pass Thru	4.500	08-01-52	48,296,142	46,820,332
30 Yr Pass Thru	4.500	08-01-52	29,556,121	28,431,289
30 Yr Pass Thru	4.500	09-01-52	30,781,533	29,792,830
30 Yr Pass Thru	4.500	09-01-52	33,743,418	32,722,848
30 Yr Pass Thru	4.500	10-01-52	36,775,790	35,743,953
30 Yr Pass Thru	4.500	10-01-52	32,182,058	31,055,345
30 Yr Pass Thru	4.500	10-01-52	34,781,146	33,729,191
30 Yr Pass Thru	4.500	12-01-52	21,090,037	20,397,796
30 Yr Pass Thru	4.500	12-01-52	84,181,911	81,819,977
30 Yr Pass Thru	4.500	03-01-53	50,244,317	48,332,144
30 Yr Pass Thru	4.500	04-01-53	20,398,465	19,767,171
30 Yr Pass Thru	4.500	08-01-53	62,875,793	60,910,258
30 Yr Pass Thru	4.500	08-01-53	15,198,598	14,713,982
30 Yr Pass Thru	5.000	08-01-52	36,936,543	36,630,735
30 Yr Pass Thru	5.000	08-01-52	32,090,223	31,664,088
30 Yr Pass Thru	5.000	08-01-52	39,528,530	39,040,677
30 Yr Pass Thru	5.000	10-01-52	48,244,036	47,814,457
30 Yr Pass Thru	5.000	10-01-52	35,671,609	35,142,179
30 Yr Pass Thru	5.000	10-01-52	24,729,089	24,454,799
30 Yr Pass Thru	5.000	11-01-52	9,385,589	9,237,491
30 Yr Pass Thru	5.000	12-01-52	17,563,709	17,335,964
30 Yr Pass Thru	5.000	12-01-52	35,001,863	34,690,196
30 Yr Pass Thru	5.000	12-01-52	4,391,264	4,326,089
30 Yr Pass Thru	5.000	12-01-52	29,725,155	29,460,474
30 Yr Pass Thru	5.000	01-01-53	58,250,597	57,313,240
30 Yr Pass Thru	5.000	01-01-53	35,227,600	34,814,846
30 Yr Pass Thru	5.000	03-01-53	42,527,077	41,909,189
30 Yr Pass Thru	5.000	04-01-53	38,821,435	38,318,045
30 Yr Pass Thru	5.000	06-01-53	44,642,565	44,151,586
30 Yr Pass Thru	5.000	06-01-53	56,778,430	56,201,885
30 Yr Pass Thru	5.000	07-01-53	10,617,830	10,504,041
30 Yr Pass Thru	5.000	07-01-53	43,897,953	43,328,737
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BOND FUND	4

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.000	08-01-53	73,452,359	$72,683,548
30 Yr Pass Thru	5.000	08-01-53	54,801,719	54,228,121
30 Yr Pass Thru	5.000	08-01-53	49,404,568	48,902,899
30 Yr Pass Thru	5.500	11-01-39	1,744,873	1,798,003
30 Yr Pass Thru	5.500	06-01-53	37,522,604	37,843,528
30 Yr Pass Thru	5.500	07-01-53	43,288,877	43,659,118
30 Yr Pass Thru	5.500	08-01-53	13,526,798	13,583,310
30 Yr Pass Thru	5.500	09-01-53	28,471,009	28,714,515
30 Yr Pass Thru	5.500	09-01-53	42,091,554	42,451,555
30 Yr Pass Thru	5.500	12-01-53	14,508,089	14,562,353
30 Yr Pass Thru	5.500	04-01-54	31,080,482	31,375,445
Federal National Mortgage Association
15 Yr Pass Thru	2.000	04-01-37	53,266,811	48,156,218
15 Yr Pass Thru	2.500	01-01-36	54,279,939	50,416,439
15 Yr Pass Thru	4.500	11-01-37	29,305,389	29,089,733
15 Yr Pass Thru	4.500	11-01-37	19,362,315	19,159,322
15 Yr Pass Thru	4.500	02-01-38	30,098,396	29,782,847
30 Yr Pass Thru	2.000	09-01-50	18,129,661	14,780,552
30 Yr Pass Thru	2.000	02-01-51	57,874,936	46,641,069
30 Yr Pass Thru	2.000	07-01-51	84,834,575	68,526,748
30 Yr Pass Thru	2.000	07-01-51	105,808,311	85,468,684
30 Yr Pass Thru	2.500	08-01-50	22,939,505	19,509,276
30 Yr Pass Thru	2.500	08-01-50	26,062,938	22,198,229
30 Yr Pass Thru	2.500	09-01-50	104,883,401	89,330,902
30 Yr Pass Thru	2.500	09-01-50	10,229,760	8,716,050
30 Yr Pass Thru	2.500	09-01-50	55,558,414	47,250,559
30 Yr Pass Thru	2.500	08-01-51	4,900,184	4,159,785
30 Yr Pass Thru	2.500	08-01-51	37,311,489	31,673,865
30 Yr Pass Thru	2.500	10-01-51	19,638,357	16,658,802
30 Yr Pass Thru	2.500	11-01-51	40,985,245	34,843,762
30 Yr Pass Thru	2.500	11-01-51	40,229,753	34,025,473
30 Yr Pass Thru	2.500	01-01-52	46,349,570	39,259,420
30 Yr Pass Thru	2.500	02-01-52	116,870,156	99,028,910
30 Yr Pass Thru	2.500	03-01-52	975,871	825,981
30 Yr Pass Thru	3.000	07-01-42	1,689,087	1,535,103
30 Yr Pass Thru	3.000	10-01-42	2,678,182	2,427,196
30 Yr Pass Thru	3.000	10-01-42	1,582,225	1,431,945
30 Yr Pass Thru	3.000	04-01-43	1,351,711	1,222,981
30 Yr Pass Thru	3.000	12-01-45	14,116,922	12,614,409
30 Yr Pass Thru	3.000	08-01-46	19,353,908	17,287,956
30 Yr Pass Thru	3.000	08-01-46	15,397,442	13,753,827
30 Yr Pass Thru	3.000	09-01-46	1,955,442	1,755,261
30 Yr Pass Thru	3.000	10-01-46	1,522,147	1,366,323
30 Yr Pass Thru	3.000	10-01-46	11,862,340	10,551,599
5	JOHN HANCOCK BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.000	01-01-47	14,364,727	$12,835,839
30 Yr Pass Thru	3.000	02-01-47	7,830,663	7,026,584
30 Yr Pass Thru	3.000	10-01-47	17,274,822	15,430,804
30 Yr Pass Thru	3.000	11-01-47	17,855,558	15,949,549
30 Yr Pass Thru	3.000	11-01-48	31,767,474	28,257,296
30 Yr Pass Thru	3.000	11-01-48	10,861,673	9,688,656
30 Yr Pass Thru	3.000	09-01-49	14,806,842	13,105,965
30 Yr Pass Thru	3.000	09-01-49	28,313,634	24,751,538
30 Yr Pass Thru	3.000	10-01-49	6,486,548	5,725,215
30 Yr Pass Thru	3.000	10-01-49	26,633,562	23,632,399
30 Yr Pass Thru	3.000	11-01-49	19,377,166	16,939,354
30 Yr Pass Thru	3.000	11-01-49	18,323,724	16,230,312
30 Yr Pass Thru	3.000	11-01-49	14,262,569	12,624,213
30 Yr Pass Thru	3.000	11-01-49	15,227,264	13,440,024
30 Yr Pass Thru	3.000	12-01-49	17,351,671	15,358,467
30 Yr Pass Thru	3.000	01-01-50	14,851,465	13,136,180
30 Yr Pass Thru	3.000	02-01-50	37,244,091	32,558,468
30 Yr Pass Thru	3.000	12-01-51	38,351,046	33,667,578
30 Yr Pass Thru	3.000	01-01-52	35,642,871	31,392,602
30 Yr Pass Thru	3.000	02-01-52	15,163,931	13,341,477
30 Yr Pass Thru	3.000	02-01-52	32,839,090	28,892,373
30 Yr Pass Thru	3.000	02-01-52	48,569,224	42,458,803
30 Yr Pass Thru	3.000	03-01-52	125,791,649	110,870,117
30 Yr Pass Thru	3.000	04-01-52	164,289,034	143,517,397
30 Yr Pass Thru	3.000	05-01-52	12,292,277	10,861,044
30 Yr Pass Thru	3.500	11-01-40	806,827	757,073
30 Yr Pass Thru	3.500	06-01-42	812,491	759,200
30 Yr Pass Thru	3.500	08-01-42	1,790,525	1,674,263
30 Yr Pass Thru	3.500	06-01-43	7,610,981	7,096,852
30 Yr Pass Thru	3.500	07-01-43	2,389,941	2,226,367
30 Yr Pass Thru	3.500	07-01-43	2,362,128	2,201,327
30 Yr Pass Thru	3.500	01-01-45	1,657,403	1,540,780
30 Yr Pass Thru	3.500	04-01-45	5,097,962	4,720,129
30 Yr Pass Thru	3.500	04-01-45	1,298,087	1,201,880
30 Yr Pass Thru	3.500	04-01-45	5,952,134	5,510,995
30 Yr Pass Thru	3.500	01-01-46	14,167,656	13,144,193
30 Yr Pass Thru	3.500	02-01-46	9,669,182	8,940,470
30 Yr Pass Thru	3.500	07-01-46	6,396,341	5,904,290
30 Yr Pass Thru	3.500	07-01-46	3,379,385	3,119,420
30 Yr Pass Thru	3.500	08-01-46	15,152,271	14,010,329
30 Yr Pass Thru	3.500	02-01-47	17,291,154	15,982,613
30 Yr Pass Thru	3.500	03-01-47	20,143,295	18,656,682
30 Yr Pass Thru	3.500	05-01-47	11,974,350	11,105,589
30 Yr Pass Thru	3.500	07-01-47	23,066,922	21,364,539
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BOND FUND	6

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	08-01-47	15,488,579	$14,340,652
30 Yr Pass Thru	3.500	11-01-47	19,029,772	17,571,818
30 Yr Pass Thru	3.500	12-01-47	9,436,365	8,704,557
30 Yr Pass Thru	3.500	01-01-48	14,240,633	13,136,245
30 Yr Pass Thru	3.500	03-01-48	3,671,720	3,398,445
30 Yr Pass Thru	3.500	03-01-48	8,190,817	7,530,007
30 Yr Pass Thru	3.500	03-01-49	2,435,230	2,246,373
30 Yr Pass Thru	3.500	06-01-49	14,950,377	13,772,259
30 Yr Pass Thru	3.500	06-01-49	45,826,003	42,229,147
30 Yr Pass Thru	3.500	09-01-49	4,562,768	4,183,251
30 Yr Pass Thru	3.500	12-01-49	19,302,872	17,685,254
30 Yr Pass Thru	3.500	02-01-50	21,708,283	19,889,087
30 Yr Pass Thru	3.500	03-01-50	24,732,157	22,504,979
30 Yr Pass Thru	3.500	06-01-50	23,065,641	21,147,112
30 Yr Pass Thru	3.500	09-01-50	43,899,728	40,248,284
30 Yr Pass Thru	3.500	03-01-51	39,319,126	35,987,247
30 Yr Pass Thru	3.500	02-01-52	21,152,634	19,452,715
30 Yr Pass Thru	3.500	02-01-52	32,727,373	29,685,610
30 Yr Pass Thru	3.500	03-01-52	21,341,989	19,505,138
30 Yr Pass Thru	3.500	04-01-52	28,579,438	26,101,815
30 Yr Pass Thru	3.500	04-01-52	20,039,408	18,314,666
30 Yr Pass Thru	3.500	04-01-52	32,705,669	29,757,907
30 Yr Pass Thru	3.500	04-01-52	42,718,412	39,095,143
30 Yr Pass Thru	3.500	04-01-52	78,341,261	71,280,363
30 Yr Pass Thru	3.500	05-01-52	20,592,528	18,755,829
30 Yr Pass Thru	3.500	05-01-52	47,513,262	43,097,261
30 Yr Pass Thru	3.500	08-01-52	65,160,521	59,348,692
30 Yr Pass Thru	3.500	09-01-52	28,669,866	26,085,851
30 Yr Pass Thru	4.000	09-01-40	2,115,969	2,039,881
30 Yr Pass Thru	4.000	09-01-40	2,832,808	2,732,243
30 Yr Pass Thru	4.000	11-01-40	1,000,419	964,811
30 Yr Pass Thru	4.000	12-01-40	1,264,160	1,218,627
30 Yr Pass Thru	4.000	01-01-41	1,888,346	1,819,432
30 Yr Pass Thru	4.000	09-01-41	2,506,154	2,412,438
30 Yr Pass Thru	4.000	09-01-41	1,134,183	1,092,299
30 Yr Pass Thru	4.000	10-01-41	859,092	826,790
30 Yr Pass Thru	4.000	01-01-42	1,242,236	1,195,827
30 Yr Pass Thru	4.000	05-01-42	1,678,375	1,613,982
30 Yr Pass Thru	4.000	09-01-43	3,225,927	3,096,329
30 Yr Pass Thru	4.000	10-01-43	3,383,765	3,246,856
30 Yr Pass Thru	4.000	10-01-43	1,286,451	1,234,011
30 Yr Pass Thru	4.000	01-01-44	2,582,117	2,477,458
30 Yr Pass Thru	4.000	12-01-45	6,475,230	6,193,580
30 Yr Pass Thru	4.000	02-01-46	3,209,023	3,059,413
7	JOHN HANCOCK BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	04-01-46	3,825,504	$3,644,762
30 Yr Pass Thru	4.000	06-01-46	2,484,068	2,366,704
30 Yr Pass Thru	4.000	07-01-46	4,234,678	4,034,603
30 Yr Pass Thru	4.000	10-01-46	1,463,668	1,393,600
30 Yr Pass Thru	4.000	01-01-47	5,748,028	5,492,619
30 Yr Pass Thru	4.000	03-01-47	6,251,540	5,956,176
30 Yr Pass Thru	4.000	04-01-47	6,983,600	6,673,290
30 Yr Pass Thru	4.000	11-01-47	1,654,313	1,576,152
30 Yr Pass Thru	4.000	12-01-47	4,586,982	4,373,129
30 Yr Pass Thru	4.000	12-01-47	2,389,880	2,271,738
30 Yr Pass Thru	4.000	09-01-48	2,125,507	2,025,084
30 Yr Pass Thru	4.000	10-01-48	5,971,613	5,674,546
30 Yr Pass Thru	4.000	10-01-48	7,837,512	7,457,419
30 Yr Pass Thru	4.000	01-01-49	4,747,586	4,499,541
30 Yr Pass Thru	4.000	01-01-49	3,961,394	3,750,711
30 Yr Pass Thru	4.000	02-01-49	5,030,276	4,764,318
30 Yr Pass Thru	4.000	07-01-49	8,981,810	8,515,348
30 Yr Pass Thru	4.000	07-01-49	12,783,969	12,152,005
30 Yr Pass Thru	4.000	08-01-49	25,716,785	24,413,353
30 Yr Pass Thru	4.000	02-01-50	21,094,172	19,985,482
30 Yr Pass Thru	4.000	03-01-51	81,459,662	77,280,040
30 Yr Pass Thru	4.000	08-01-51	45,734,309	43,473,475
30 Yr Pass Thru	4.000	10-01-51	155,411,320	147,000,210
30 Yr Pass Thru	4.000	04-01-52	8,682,272	8,198,807
30 Yr Pass Thru	4.000	05-01-52	43,352,469	40,623,444
30 Yr Pass Thru	4.000	05-01-52	89,529,457	84,061,473
30 Yr Pass Thru	4.000	05-01-52	49,939,205	46,986,720
30 Yr Pass Thru	4.000	06-01-52	2,512,828	2,380,756
30 Yr Pass Thru	4.000	06-01-52	45,522,844	43,140,875
30 Yr Pass Thru	4.000	06-01-52	30,756,143	28,829,664
30 Yr Pass Thru	4.000	07-01-52	33,974,685	32,112,033
30 Yr Pass Thru	4.000	07-01-52	34,925,731	32,945,453
30 Yr Pass Thru	4.000	07-01-52	27,572,481	26,009,130
30 Yr Pass Thru	4.000	07-01-52	19,611,588	18,413,817
30 Yr Pass Thru	4.000	09-01-52	60,947,181	57,491,494
30 Yr Pass Thru	4.000	09-01-53	90,044,347	84,966,999
30 Yr Pass Thru	4.500	05-01-52	31,003,358	30,085,039
30 Yr Pass Thru	4.500	06-01-52	35,990,632	34,902,095
30 Yr Pass Thru	4.500	06-01-52	82,662,360	80,033,077
30 Yr Pass Thru	4.500	07-01-52	68,804,929	66,616,417
30 Yr Pass Thru	4.500	07-01-52	46,904,631	45,617,920
30 Yr Pass Thru	4.500	07-01-52	58,465,161	56,605,531
30 Yr Pass Thru	4.500	08-01-52	41,687,147	40,165,775
30 Yr Pass Thru	4.500	08-01-52	9,205,058	8,926,651
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BOND FUND	8

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.500	08-01-52	67,999,340	$65,517,704
30 Yr Pass Thru	4.500	08-01-52	56,968,416	54,800,341
30 Yr Pass Thru	4.500	08-01-52	38,827,020	37,458,562
30 Yr Pass Thru	4.500	09-01-52	56,548,495	54,961,885
30 Yr Pass Thru	4.500	09-01-52	152,494,721	146,691,153
30 Yr Pass Thru	4.500	09-01-52	45,046,674	43,670,160
30 Yr Pass Thru	4.500	09-01-52	21,343,456	20,691,253
30 Yr Pass Thru	4.500	10-01-52	14,157,874	13,760,639
30 Yr Pass Thru	4.500	10-01-52	15,521,317	15,022,772
30 Yr Pass Thru	4.500	10-01-52	27,666,048	26,777,414
30 Yr Pass Thru	4.500	10-01-52	8,592,958	8,330,379
30 Yr Pass Thru	4.500	10-01-52	36,926,028	35,739,964
30 Yr Pass Thru	4.500	10-01-52	25,654,316	24,878,402
30 Yr Pass Thru	4.500	11-01-52	28,788,496	27,908,792
30 Yr Pass Thru	4.500	11-01-52	7,105,145	6,885,254
30 Yr Pass Thru	4.500	11-01-52	13,670,978	13,253,227
30 Yr Pass Thru	4.500	11-01-52	17,459,364	16,898,569
30 Yr Pass Thru	4.500	12-01-52	38,590,008	37,350,497
30 Yr Pass Thru	4.500	12-01-52	60,201,446	57,980,879
30 Yr Pass Thru	4.500	02-01-53	31,257,738	30,333,838
30 Yr Pass Thru	4.500	03-01-53	14,325,583	13,855,373
30 Yr Pass Thru	4.500	03-01-53	31,430,436	30,398,792
30 Yr Pass Thru	4.500	05-01-53	18,409,196	17,839,466
30 Yr Pass Thru	4.500	06-01-53	19,312,800	18,630,612
30 Yr Pass Thru	4.500	08-01-53	31,713,353	30,652,601
30 Yr Pass Thru	5.000	06-01-52	22,731,239	22,408,073
30 Yr Pass Thru	5.000	07-01-52	59,723,924	58,874,841
30 Yr Pass Thru	5.000	07-01-52	39,433,818	38,873,195
30 Yr Pass Thru	5.000	07-01-52	12,133,750	12,033,292
30 Yr Pass Thru	5.000	07-01-52	26,676,710	26,297,453
30 Yr Pass Thru	5.000	08-01-52	24,142,163	23,844,205
30 Yr Pass Thru	5.000	10-01-52	40,290,523	39,780,675
30 Yr Pass Thru	5.000	10-01-52	39,942,357	39,337,059
30 Yr Pass Thru	5.000	10-01-52	109,446,935	107,685,736
30 Yr Pass Thru	5.000	11-01-52	36,867,029	36,538,754
30 Yr Pass Thru	5.000	12-01-52	35,112,999	34,668,669
30 Yr Pass Thru	5.000	01-01-53	7,455,676	7,389,288
30 Yr Pass Thru	5.000	01-01-53	30,017,107	29,731,065
30 Yr Pass Thru	5.000	01-01-53	73,846,874	72,612,390
30 Yr Pass Thru	5.000	04-01-53	8,521,840	8,411,339
30 Yr Pass Thru	5.000	04-01-53	31,654,806	31,244,344
30 Yr Pass Thru	5.000	04-01-53	8,779,775	8,690,623
30 Yr Pass Thru	5.000	05-01-53	71,673,975	70,946,176
30 Yr Pass Thru	5.000	05-01-53	31,817,290	31,467,364
9	JOHN HANCOCK BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.000	07-01-53	83,233,527	$82,362,338
30 Yr Pass Thru	5.000	09-01-53	92,121,289	90,782,831
30 Yr Pass Thru	5.500	12-01-52	35,077,873	35,399,811
30 Yr Pass Thru	5.500	12-01-52	29,855,136	30,091,821
30 Yr Pass Thru	5.500	12-01-52	1,810,201	1,826,815
30 Yr Pass Thru	5.500	12-01-52	23,670,149	23,946,564
30 Yr Pass Thru	5.500	12-01-52	24,889,048	25,117,475
30 Yr Pass Thru	5.500	04-01-53	25,065,102	25,091,491
30 Yr Pass Thru	5.500	05-01-53	14,971,460	15,085,472
30 Yr Pass Thru	5.500	07-01-53	12,765,995	12,824,914
30 Yr Pass Thru	5.500	08-01-53	21,801,995	21,961,210
30 Yr Pass Thru	5.500	02-01-54	28,758,286	29,004,250
30 Yr Pass Thru	5.500	03-01-54	25,289,492	25,466,273
30 Yr Pass Thru	5.500	05-01-54	36,387,663	36,528,312
30 Yr Pass Thru	5.500	05-01-54	25,283,529	25,389,159
30 Yr Pass Thru	5.500	11-01-54	89,930,387	90,249,892
30 Yr Pass Thru	7.000	09-01-31	82	86
30 Yr Pass Thru	7.000	09-01-31	25	26
30 Yr Pass Thru	7.000	09-01-31	783	818
30 Yr Pass Thru	7.000	01-01-32	30	32
30 Yr Pass Thru	7.000	06-01-32	7	7
30 Yr Pass Thru (6 month Refinitiv USD IBOR Consumer Cash Fallback Rate + 2.122%) (A)	7.372	07-01-33	192	195
30 Yr Pass Thru	7.500	09-01-29	18	19
30 Yr Pass Thru	7.500	12-01-29	19	20
30 Yr Pass Thru	7.500	01-01-31	9	9
30 Yr Pass Thru	7.500	05-01-31	71	75
Government National Mortgage Association
30 Yr Pass Thru	5.000	04-15-35	1,184	1,185
30 Yr Pass Thru	5.000	04-15-35	401	401
30 Yr Pass Thru	5.500	03-15-35	783	793
30 Yr Pass Thru	6.000	03-15-33	1,023	1,048
30 Yr Pass Thru	6.000	06-15-33	263	269
30 Yr Pass Thru	6.500	09-15-28	35	36
30 Yr Pass Thru	6.500	09-15-29	41	42
30 Yr Pass Thru	6.500	08-15-31	67	69
30 Yr Pass Thru	7.000	04-15-29	187	190

30 Yr Pass Thru	8.000	10-15-26	86	86
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BOND FUND	10

	Rate (%)	Maturity date	Par value^	Value

Corporate bonds 36.3%				$9,704,402,582
(Cost $9,830,946,643)
Communication services 2.5%				660,891,907
Diversified telecommunication services 0.8%
AT&T, Inc.	2.750	06-01-31	53,985,000	47,897,767
AT&T, Inc.	3.550	09-15-55	54,608,000	38,806,347
C&W Senior Finance, Ltd. (B)	6.875	09-15-27	12,459,000	12,359,652
GCI LLC (B)	4.750	10-15-28	20,576,000	19,466,084
IHS Holding, Ltd. (B)	7.875	05-29-30	16,565,000	16,288,040
IHS Holding, Ltd. (B)	8.250	11-29-31	25,911,000	25,464,902
Iliad Holding SAS (B)	7.000	04-15-32	11,835,000	11,962,647
Iliad Holding SAS (B)	8.500	04-15-31	7,445,000	7,926,650
Total Play Telecomunicaciones SA de CV (B)	6.375	09-20-28	17,696,000	11,206,456
Verizon Communications, Inc.	2.550	03-21-31	29,696,000	25,965,320
Entertainment 0.3%
WarnerMedia Holdings, Inc.	4.279	03-15-32	66,425,000	59,940,298
WMG Acquisition Corp. (B)	3.875	07-15-30	10,281,000	9,510,357
Interactive media and services 0.1%
Match Group Holdings II LLC (B)	3.625	10-01-31	6,446,000	5,591,859
Match Group Holdings II LLC (B)	4.125	08-01-30	14,217,000	12,867,325
Media 0.7%
Charter Communications Operating LLC	2.800	04-01-31	43,963,000	37,700,756
Charter Communications Operating LLC	6.384	10-23-35	34,913,000	35,907,025
Globo Comunicacao e Participacoes SA (B)	4.875	01-22-30	4,302,000	3,959,326
LCPR Senior Secured Financing DAC (B)(C)	5.125	07-15-29	19,816,000	16,265,812
Midcontinent Communications (B)	8.000	08-15-32	22,200,000	23,296,910
News Corp. (B)	3.875	05-15-29	16,886,000	15,859,398
Paramount Global	4.200	05-19-32	7,750,000	6,973,755
Paramount Global	4.375	03-15-43	15,893,000	12,221,084
Paramount Global	4.950	05-19-50	32,321,000	25,905,487
Sirius XM Radio, Inc. (B)	4.000	07-15-28	15,524,000	14,575,911
Wireless telecommunication services 0.6%
Millicom International Cellular SA (B)	6.250	03-25-29	15,327,000	15,205,960
Millicom International Cellular SA (B)(C)	7.375	04-02-32	8,914,000	9,082,832
T-Mobile USA, Inc.	3.375	04-15-29	23,700,000	22,334,833
T-Mobile USA, Inc.	3.875	04-15-30	82,685,000	78,999,924
Vodafone Group PLC	5.625	02-10-53	16,204,000	16,086,188
Vodafone Group PLC (7.000% to 4-4-29, then 5 Year U.S. Swap Rate + 4.873% to 4-4-49, then 5 Year U.S. Swap Rate + 5.623%)	7.000	04-04-79	20,338,000	21,263,002
11	JOHN HANCOCK BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary 3.7%				$982,586,176
Automobiles 1.7%
BMW US Capital LLC (B)	4.650	08-13-29	13,087,000	12,995,852
Ford Motor Company	3.250	02-12-32	16,767,000	14,301,629
Ford Motor Credit Company LLC	4.000	11-13-30	57,448,000	52,608,600
Ford Motor Credit Company LLC	5.113	05-03-29	38,435,000	37,782,506
Ford Motor Credit Company LLC	5.800	03-08-29	30,328,000	30,627,653
Ford Motor Credit Company LLC	6.054	11-05-31	27,710,000	28,122,813
Ford Motor Credit Company LLC	6.125	03-08-34	56,726,000	57,200,154
Ford Motor Credit Company LLC	7.122	11-07-33	24,584,000	26,434,556
General Motors Financial Company, Inc.	3.600	06-21-30	71,040,000	65,763,028
General Motors Financial Company, Inc.	5.950	04-04-34	70,269,000	72,435,868
Hyundai Capital America (B)	5.300	01-08-29	11,783,000	11,945,818
Hyundai Capital America (B)	5.680	06-26-28	23,739,000	24,361,331
Mercedes-Benz Finance North America LLC (B)	4.800	08-01-29	12,997,000	12,975,872
Broadline retail 0.2%
Kohl’s Corp.	4.625	05-01-31	13,785,000	11,144,350
Macy’s Retail Holdings LLC (B)(C)	5.875	04-01-29	10,521,000	10,291,002
Macy’s Retail Holdings LLC (B)	5.875	03-15-30	9,534,000	9,171,720
Macy’s Retail Holdings LLC (B)(C)	6.125	03-15-32	17,000,000	16,243,517
Diversified consumer services 0.0%
Service Corp. International	5.750	10-15-32	4,811,000	4,793,168
Hotels, restaurants and leisure 1.1%
Booking Holdings, Inc.	4.625	04-13-30	26,018,000	26,070,810
Caesars Entertainment, Inc. (B)	6.000	10-15-32	27,575,000	27,104,898
Caesars Entertainment, Inc. (B)	6.500	02-15-32	10,207,000	10,411,916
Flutter Treasury Designated Activity Company (B)	6.375	04-29-29	8,446,000	8,641,426
Full House Resorts, Inc. (B)	8.250	02-15-28	9,712,000	9,679,920
Genting New York LLC (B)	7.250	10-01-29	7,273,000	7,469,758
Hilton Grand Vacations Borrower Escrow LLC (B)	6.625	01-15-32	21,150,000	21,402,764
Hilton Grand Vacations Borrower LLC (B)	5.000	06-01-29	20,071,000	19,071,889
Jacobs Entertainment, Inc. (B)	6.750	02-15-29	7,517,000	7,353,245
MGM Resorts International	4.750	10-15-28	32,895,000	31,917,226
Midwest Gaming Borrower LLC (B)	4.875	05-01-29	21,905,000	20,858,201
Mohegan Tribal Gaming Authority (B)	8.000	02-01-26	15,653,000	15,555,462
Resorts World Las Vegas LLC (B)	4.625	04-16-29	23,971,000	21,484,106
Resorts World Las Vegas LLC (B)(C)	4.625	04-06-31	11,700,000	10,064,023
Resorts World Las Vegas LLC (B)	8.450	07-27-30	15,200,000	15,886,250
Royal Caribbean Cruises, Ltd. (B)	5.625	09-30-31	9,540,000	9,556,647
Royal Caribbean Cruises, Ltd. (B)	6.000	02-01-33	18,129,000	18,356,845
Royal Caribbean Cruises, Ltd. (B)	6.250	03-15-32	5,149,000	5,260,455
Travel + Leisure Company (B)	4.625	03-01-30	9,094,000	8,532,390
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BOND FUND	12

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Household durables 0.2%
Brookfield Residential Properties, Inc. (B)	5.000	06-15-29	9,973,000	$9,439,286
Century Communities, Inc. (B)	3.875	08-15-29	14,719,000	13,419,614
KB Home	4.000	06-15-31	16,411,000	14,888,204
Newell Brands, Inc.	6.375	05-15-30	4,126,000	4,202,769
Newell Brands, Inc.	6.625	05-15-32	4,249,000	4,323,590
Leisure products 0.0%
Brunswick Corp.	5.850	03-18-29	10,185,000	10,451,580
Specialty retail 0.5%
Asbury Automotive Group, Inc. (B)	4.625	11-15-29	6,148,000	5,837,082
Asbury Automotive Group, Inc.	4.750	03-01-30	17,642,000	16,725,366
AutoNation, Inc.	4.750	06-01-30	22,804,000	22,378,627
Global Auto Holdings, Ltd. (B)	11.500	08-15-29	4,912,000	4,990,641
Group 1 Automotive, Inc. (B)	4.000	08-15-28	11,503,000	10,866,641
Lithia Motors, Inc. (B)	3.875	06-01-29	7,350,000	6,812,605
Lithia Motors, Inc. (B)	4.375	01-15-31	8,376,000	7,696,634
Lithia Motors, Inc. (B)	4.625	12-15-27	6,075,000	5,889,608
The Michaels Companies, Inc. (B)	5.250	05-01-28	25,058,000	18,170,340
The Michaels Companies, Inc. (B)(C)	7.875	05-01-29	20,790,000	11,128,694
Valvoline, Inc. (B)	3.625	06-15-31	18,361,000	15,968,643
Velocity Vehicle Group LLC (B)	8.000	06-01-29	5,286,000	5,518,584
Consumer staples 0.5%				143,867,002
Consumer staples distribution and retail 0.0%
Performance Food Group, Inc. (B)	6.125	09-15-32	7,223,000	7,287,053
Food products 0.5%
Coruripe Netherlands BV (B)	10.000	02-10-27	16,277,000	16,252,628
Fiesta Purchaser, Inc. (B)	7.875	03-01-31	3,490,000	3,660,601
JBS USA LUX SA	3.625	01-15-32	19,369,000	17,260,398
JBS USA LUX SA	3.750	12-01-31	5,689,000	5,102,681
JBS USA LUX SA	5.750	04-01-33	24,533,000	25,009,899
MARB BondCo PLC (B)	3.950	01-29-31	33,594,000	28,960,557
NBM US Holdings, Inc. (B)	6.625	08-06-29	23,063,000	23,222,411
Pilgrim’s Pride Corp.	6.250	07-01-33	16,326,000	17,110,774
Energy 5.6%				1,507,033,016
Oil, gas and consumable fuels 5.6%
Aker BP ASA (B)	3.100	07-15-31	11,536,000	10,161,720
Aker BP ASA (B)	3.750	01-15-30	7,320,000	6,860,232
Aker BP ASA (B)	4.000	01-15-31	13,636,000	12,808,830
Aker BP ASA (B)	5.800	10-01-54	10,772,000	10,381,995
Antero Midstream Partners LP (B)	5.375	06-15-29	18,688,000	18,291,218
Antero Midstream Partners LP (B)	6.625	02-01-32	15,176,000	15,420,986
Antero Resources Corp. (B)	5.375	03-01-30	6,026,000	5,919,982
13	JOHN HANCOCK BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Ascent Resources Utica Holdings LLC (B)	5.875	06-30-29	21,446,000	$21,066,247
Ascent Resources Utica Holdings LLC (B)	6.625	10-15-32	6,784,000	6,790,455
Blue Racer Midstream LLC (B)	7.000	07-15-29	4,612,000	4,746,933
Blue Racer Midstream LLC (B)	7.250	07-15-32	2,370,000	2,457,344
Cheniere Energy Partners LP	4.000	03-01-31	34,237,000	32,153,394
Cheniere Energy Partners LP	5.950	06-30-33	26,431,000	27,427,180
Cheniere Energy, Inc.	5.650	04-15-34	11,424,000	11,697,898
Civitas Resources, Inc. (B)	8.625	11-01-30	11,115,000	11,778,328
Columbia Pipelines Holding Company LLC (B)	5.681	01-15-34	18,799,000	19,023,434
Columbia Pipelines Operating Company LLC (B)	5.927	08-15-30	8,524,000	8,876,563
Columbia Pipelines Operating Company LLC (B)	6.036	11-15-33	29,417,000	31,007,216
Continental Resources, Inc. (B)	2.875	04-01-32	17,405,000	14,625,035
Continental Resources, Inc.	4.900	06-01-44	16,101,000	13,444,880
Continental Resources, Inc. (B)	5.750	01-15-31	30,610,000	30,835,141
Diamondback Energy, Inc.	5.750	04-18-54	26,171,000	26,082,087
DT Midstream, Inc. (B)	5.800	12-15-34	26,019,000	26,478,302
Enbridge, Inc. (5.500% to 7-15-27, then 3 month CME Term SOFR + 3.680% to 7-15-47, then 3 month CME Term SOFR + 4.430%)	5.500	07-15-77	22,814,000	22,082,474
Enbridge, Inc. (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%)	5.750	07-15-80	29,961,000	29,110,515
Enbridge, Inc. (6.250% to 3-1-28, then 3 month CME Term SOFR + 3.903% to 3-1-48, then 3 month CME Term SOFR + 4.653%)	6.250	03-01-78	22,368,000	21,952,655
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	15,850,000	17,651,178
Energean Israel Finance, Ltd. (B)	5.375	03-30-28	6,784,000	6,302,214
Energean Israel Finance, Ltd. (B)	5.875	03-30-31	11,698,000	10,416,168
Energy Transfer LP	5.150	03-15-45	26,413,000	24,248,785
Energy Transfer LP	5.250	04-15-29	11,919,000	12,095,329
Energy Transfer LP	5.250	07-01-29	15,426,000	15,654,829
Energy Transfer LP	5.400	10-01-47	29,562,000	27,812,575
Energy Transfer LP (6.500% to 11-15-26, then 5 Year CMT + 5.694%) (D)	6.500	11-15-26	47,417,000	47,438,812
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (D)	7.125	05-15-30	39,702,000	40,522,799
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month CME Term SOFR + 3.295%)	5.250	08-16-77	44,412,000	43,303,143
EQM Midstream Partners LP (B)	6.375	04-01-29	7,204,000	7,352,519
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BOND FUND	14

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
EQM Midstream Partners LP (B)	7.500	06-01-30	5,463,000	$5,911,124
Expand Energy Corp.	4.750	02-01-32	19,434,000	18,494,242
Global Partners LP (B)	8.250	01-15-32	5,220,000	5,478,765
Hess Midstream Operations LP (B)	4.250	02-15-30	5,480,000	5,152,712
Hess Midstream Operations LP (B)	5.500	10-15-30	2,295,000	2,254,232
Hess Midstream Operations LP (B)	6.500	06-01-29	4,730,000	4,837,314
Howard Midstream Energy Partners LLC (B)	7.375	07-15-32	2,921,000	3,010,510
Kinder Morgan Energy Partners LP	7.750	03-15-32	13,500,000	15,457,592
Leviathan Bond, Ltd. (B)	6.500	06-30-27	29,816,000	29,081,781
Leviathan Bond, Ltd. (B)	6.750	06-30-30	5,068,000	4,856,664
Matador Resources Company (B)	6.250	04-15-33	11,023,000	10,870,820
MC Brazil Downstream Trading SARL (B)	7.250	06-30-31	21,080,645	17,514,251
MPLX LP	4.950	09-01-32	13,328,000	13,148,902
MPLX LP	5.000	03-01-33	14,422,000	14,165,151
Occidental Petroleum Corp.	5.375	01-01-32	10,344,000	10,291,004
Occidental Petroleum Corp.	6.050	10-01-54	28,665,000	28,314,215
Occidental Petroleum Corp.	6.450	09-15-36	27,598,000	28,997,102
Occidental Petroleum Corp.	6.600	03-15-46	11,175,000	11,770,035
Occidental Petroleum Corp.	6.625	09-01-30	29,198,000	30,934,576
ONEOK, Inc.	5.650	11-01-28	10,730,000	11,065,200
ONEOK, Inc.	6.050	09-01-33	26,051,000	27,441,178
ONEOK, Inc.	6.625	09-01-53	26,223,000	29,136,286
Ovintiv, Inc.	6.250	07-15-33	14,693,000	15,408,282
Ovintiv, Inc.	7.200	11-01-31	3,846,000	4,213,132
Parkland Corp. (B)	4.500	10-01-29	12,267,000	11,466,879
Parkland Corp. (B)	4.625	05-01-30	13,739,000	12,794,845
Parkland Corp. (B)	6.625	08-15-32	7,906,000	7,954,829
Sabine Pass Liquefaction LLC	4.500	05-15-30	40,906,000	40,141,424
Saudi Arabian Oil Company (B)	5.250	07-17-34	13,992,000	14,102,173
Sunoco LP	4.500	04-30-30	18,893,000	17,866,268
Sunoco LP (B)	7.000	05-01-29	14,511,000	15,017,086
Sunoco LP (B)	7.250	05-01-32	15,488,000	16,205,878
Talos Production, Inc. (B)	9.000	02-01-29	2,236,000	2,339,391
Talos Production, Inc. (B)	9.375	02-01-31	2,898,000	3,044,008
Targa Resources Corp.	5.500	02-15-35	28,190,000	28,606,499
Targa Resources Corp.	6.150	03-01-29	21,618,000	22,698,873
Targa Resources Partners LP	4.000	01-15-32	24,529,000	22,717,683
The Williams Companies, Inc.	4.650	08-15-32	20,637,000	20,083,750
The Williams Companies, Inc.	4.800	11-15-29	13,611,000	13,597,857
Var Energi ASA (B)	8.000	11-15-32	53,489,000	61,164,841
Venture Global Calcasieu Pass LLC (B)	3.875	08-15-29	6,471,000	6,010,897
Venture Global Calcasieu Pass LLC (B)	4.125	08-15-31	12,088,000	11,004,922
15	JOHN HANCOCK BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Venture Global LNG, Inc. (B)	7.000	01-15-30	14,224,000	$14,543,343
Venture Global LNG, Inc. (9.000% to 9-30-29, then 5 Year CMT + 5.440%) (B)(D)	9.000	09-30-29	27,887,000	28,899,410
Venture Global LNG, Inc. (B)	9.500	02-01-29	23,586,000	26,347,753
Vital Energy, Inc. (B)	7.875	04-15-32	10,193,000	10,027,698
Western Midstream Operating LP	4.050	02-01-30	22,009,000	20,900,345
Western Midstream Operating LP	5.450	11-15-34	13,560,000	13,448,887
Whistler Pipeline LLC (B)	5.400	09-30-29	10,294,000	10,381,200
Whistler Pipeline LLC (B)	5.700	09-30-31	13,339,000	13,581,812
Financials 10.3%				2,756,668,534
Banks 5.9%
Banco Santander SA	4.379	04-12-28	26,739,000	26,290,933
Banco Santander SA (9.625% to 11-21-33, then 5 Year CMT + 5.298%) (D)	9.625	05-21-33	14,600,000	16,748,565
Bank of America Corp. (2.087% to 6-14-28, then Overnight SOFR + 1.060%)	2.087	06-14-29	36,771,000	33,557,765
Bank of America Corp. (2.592% to 4-29-30, then Overnight SOFR + 2.150%)	2.592	04-29-31	41,379,000	36,922,517
Bank of America Corp. (2.687% to 4-22-31, then Overnight SOFR + 1.320%)	2.687	04-22-32	69,628,000	60,966,307
Bank of America Corp. (3.846% to 3-8-32, then 5 Year CMT + 2.000%)	3.846	03-08-37	34,867,000	31,541,552
Bank of America Corp. (4.571% to 4-27-32, then Overnight SOFR + 1.830%)	4.571	04-27-33	25,021,000	24,297,221
Bank of America Corp. (5.425% to 8-15-34, then Overnight SOFR + 1.913%)	5.425	08-15-35	26,707,000	26,690,803
Bank of Montreal (7.700% to 5-26-29, then 5 Year CMT + 3.452%)	7.700	05-26-84	34,961,000	36,380,626
Barclays PLC (8.000% to 9-15-29, then 5 Year CMT + 5.431%) (D)	8.000	03-15-29	30,914,000	32,078,163
BNP Paribas SA (5.497% to 5-20-29, then Overnight SOFR + 1.590%) (B)	5.497	05-20-30	20,645,000	20,978,630
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (B)(D)	9.250	11-17-27	10,172,000	10,933,598
BPCE SA (5.716% to 1-18-29, then 1 Year CMT + 1.959%) (B)	5.716	01-18-30	19,902,000	20,214,078
Citigroup, Inc. (4.700% to 1-30-25, then Overnight SOFR + 3.234%) (D)	4.700	01-30-25	32,540,000	32,395,813
Citigroup, Inc. (6.174% to 5-25-33, then Overnight SOFR + 2.661%)	6.174	05-25-34	31,736,000	33,221,055
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BOND FUND	16

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Citigroup, Inc. (6.250% to 8-15-26, then 3 month CME Term SOFR + 4.779%) (C)(D)	6.250	08-15-26	28,779,000	$29,015,160
Citizens Financial Group, Inc.	3.250	04-30-30	24,536,000	22,501,155
Citizens Financial Group, Inc. (5.718% to 7-23-31, then Overnight SOFR + 1.910%)	5.718	07-23-32	22,353,000	22,807,472
Comerica, Inc. (5.982% to 1-30-29, then Overnight SOFR + 2.155%)	5.982	01-30-30	17,109,000	17,463,790
Credit Agricole SA (B)	3.250	01-14-30	48,351,000	44,139,265
Credit Agricole SA (6.316% to 10-3-28, then Overnight SOFR + 1.860%) (B)	6.316	10-03-29	29,769,000	31,138,412
Fifth Third Bancorp (4.772% to 7-28-29, then SOFR Compounded Index + 2.127%)	4.772	07-28-30	10,759,000	10,664,026
Fifth Third Bancorp (5.631% to 1-29-31, then Overnight SOFR + 1.840%)	5.631	01-29-32	18,824,000	19,356,285
Fifth Third Bancorp (3 month CME Term SOFR + 3.295%) (A)(D)	7.898	12-30-24	16,578,000	16,484,696
Huntington Bancshares, Inc. (5.272% to 1-15-30, then Overnight SOFR + 1.276%)	5.272	01-15-31	10,717,000	10,839,634
Huntington Bancshares, Inc. (6.141% to 11-18-34, then 5 Year CMT + 1.700%)	6.141	11-18-39	8,037,000	8,238,833
Huntington Bancshares, Inc. (6.208% to 8-21-28, then Overnight SOFR + 2.020%)	6.208	08-21-29	16,388,000	17,073,547
ING Groep NV (5.335% to 3-19-29, then Overnight SOFR + 1.440%)	5.335	03-19-30	13,357,000	13,559,690
ING Groep NV (6.114% to 9-11-33, then Overnight SOFR + 2.090%)	6.114	09-11-34	12,140,000	12,850,221
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (D)	6.500	04-16-25	7,335,000	7,341,146
JPMorgan Chase & Co. (2.522% to 4-22-30, then Overnight SOFR + 2.040%)	2.522	04-22-31	17,525,000	15,597,108
JPMorgan Chase & Co. (2.956% to 5-13-30, then 3 month CME Term SOFR + 2.515%)	2.956	05-13-31	38,432,000	34,742,683
JPMorgan Chase & Co. (4.452% to 12-5-28, then 3 month CME Term SOFR + 1.592%)	4.452	12-05-29	11,554,000	11,406,640
JPMorgan Chase & Co. (4.603% to 10-22-29, then Overnight SOFR + 1.040%)	4.603	10-22-30	27,533,000	27,290,469
JPMorgan Chase & Co. (4.995% to 7-22-29, then Overnight SOFR + 1.125%)	4.995	07-22-30	27,513,000	27,711,560
17	JOHN HANCOCK BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
JPMorgan Chase & Co. (5.012% to 1-23-29, then Overnight SOFR + 1.310%)	5.012	01-23-30	26,525,000	$26,714,486
JPMorgan Chase & Co. (5.294% to 7-22-34, then Overnight SOFR + 1.460%)	5.294	07-22-35	30,276,000	30,642,842
JPMorgan Chase & Co. (5.581% to 4-22-29, then Overnight SOFR + 1.160%)	5.581	04-22-30	17,914,000	18,443,690
Lloyds Banking Group PLC (6.750% to 9-27-31, then 5 Year CMT + 3.150%) (D)	6.750	09-27-31	15,865,000	15,289,092
M&T Bank Corp. (5.125% to 11-1-26, then 3 month CME Term SOFR + 3.782%) (D)	5.125	11-01-26	10,483,000	10,371,195
NatWest Group PLC (6.000% to 6-29-26, then 5 Year CMT + 5.625%) (D)	6.000	12-29-25	21,177,000	21,034,775
NatWest Group PLC (7.300% to 5-19-35, then 5 Year CMT + 2.937%) (D)	7.300	11-19-34	27,222,000	27,059,296
NatWest Group PLC (8.125% to 5-10-34, then 5 Year CMT + 3.752%) (D)	8.125	11-10-33	20,778,000	22,071,680
Popular, Inc.	7.250	03-13-28	23,055,000	23,875,781
Regions Financial Corp. (5.502% to 9-6-34, then Overnight SOFR + 2.060%)	5.502	09-06-35	42,607,000	42,773,156
Regions Financial Corp. (5.722% to 6-6-29, then Overnight SOFR + 1.490%)	5.722	06-06-30	11,176,000	11,441,106
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (B)(D)	5.375	11-18-30	24,351,000	20,783,985
Societe Generale SA (5.634% to 1-19-29, then 1 Year CMT + 1.750%) (B)	5.634	01-19-30	10,791,000	10,918,318
Societe Generale SA (6.221% to 6-15-32, then 1 Year CMT + 3.200%) (B)(C)	6.221	06-15-33	8,684,000	8,813,859
The PNC Financial Services Group, Inc. (4.812% to 10-21-31, then Overnight SOFR + 1.259%)	4.812	10-21-32	26,795,000	26,536,542
The PNC Financial Services Group, Inc. (5.939% to 8-18-33, then Overnight SOFR + 1.946%)	5.939	08-18-34	17,037,000	17,988,219
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (D)	6.250	03-15-30	19,649,000	19,873,311
The PNC Financial Services Group, Inc. (3 month CME Term SOFR + 3.302%) (A)(D)	8.317	12-02-24	15,079,000	15,065,872
Truist Financial Corp. (5.153% to 8-5-31, then Overnight SOFR + 1.571%)	5.153	08-05-32	25,349,000	25,463,356
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BOND FUND	18

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Truist Financial Corp. (5.435% to 1-24-29, then Overnight SOFR + 1.620%)	5.435	01-24-30	30,155,000	$30,679,545
Truist Financial Corp. (5.867% to 6-8-33, then Overnight SOFR + 2.361%)	5.867	06-08-34	28,831,000	30,040,747
Truist Financial Corp. (7.161% to 10-30-28, then Overnight SOFR + 2.446%)	7.161	10-30-29	15,833,000	17,038,122
U.S. Bancorp (4.839% to 2-1-33, then Overnight SOFR + 1.600%)	4.839	02-01-34	31,165,000	30,489,803
U.S. Bancorp (5.384% to 1-23-29, then Overnight SOFR + 1.560%)	5.384	01-23-30	17,689,000	18,032,645
U.S. Bancorp (5.836% to 6-10-33, then Overnight SOFR + 2.260%)	5.836	06-12-34	28,308,000	29,552,194
Wells Fargo & Company (2.879% to 10-30-29, then 3 month CME Term SOFR + 1.432%)	2.879	10-30-30	31,815,000	29,068,222
Wells Fargo & Company (3.350% to 3-2-32, then Overnight SOFR + 1.500%)	3.350	03-02-33	87,213,000	78,170,691
Wells Fargo & Company (5.198% to 1-23-29, then Overnight SOFR + 1.500%)	5.198	01-23-30	39,900,000	40,454,630
Wells Fargo & Company (5.211% to 12-3-34, then Overnight SOFR + 1.380%) (E)	5.211	12-03-35	25,919,000	26,032,697
Capital markets 2.5%
Ares Capital Corp.	2.875	06-15-28	21,250,000	19,574,114
Ares Capital Corp.	5.875	03-01-29	16,093,000	16,338,875
Ares Strategic Income Fund (B)	5.600	02-15-30	19,911,000	19,715,999
Ares Strategic Income Fund (B)	6.350	08-15-29	8,724,000	8,897,901
Blackstone Private Credit Fund (C)	4.000	01-15-29	16,861,000	16,024,053
Blackstone Private Credit Fund (B)	5.250	04-01-30	21,991,000	21,566,135
Blackstone Private Credit Fund	5.950	07-16-29	10,638,000	10,800,684
Blackstone Private Credit Fund	7.300	11-27-28	21,361,000	22,618,096
Blackstone Secured Lending Fund	5.350	04-13-28	20,093,000	20,098,923
Deutsche Bank AG (3.742% to 1-7-32, then Overnight SOFR + 2.257%)	3.742	01-07-33	33,620,000	28,990,617
Deutsche Bank AG (6.819% to 11-20-28, then Overnight SOFR + 2.510%)	6.819	11-20-29	19,244,000	20,326,699
Jefferies Financial Group, Inc.	6.200	04-14-34	21,856,000	23,019,208
Lazard Group LLC	4.375	03-11-29	24,845,000	24,375,882
Macquarie Bank, Ltd. (B)	3.624	06-03-30	18,392,000	16,955,026
Morgan Stanley (2.239% to 7-21-31, then Overnight SOFR + 1.178%)	2.239	07-21-32	14,951,000	12,627,325
Morgan Stanley (2.484% to 9-16-31, then Overnight SOFR + 1.360%)	2.484	09-16-36	41,382,000	34,218,136
19	JOHN HANCOCK BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
Morgan Stanley (5.173% to 1-16-29, then Overnight SOFR + 1.450%)	5.173	01-16-30	41,570,000	$42,093,403
Morgan Stanley (5.320% to 7-19-34, then Overnight SOFR + 1.555%)	5.320	07-19-35	34,299,000	34,798,308
MSCI, Inc. (B)	3.625	11-01-31	29,573,000	26,945,749
The Bank of New York Mellon Corp. (4.975% to 3-14-29, then Overnight SOFR + 1.085%)	4.975	03-14-30	15,626,000	15,800,646
The Charles Schwab Corp. (5.643% to 5-19-28, then Overnight SOFR + 2.210%)	5.643	05-19-29	10,841,000	11,145,748
The Charles Schwab Corp. (5.853% to 5-19-33, then Overnight SOFR + 2.500%)	5.853	05-19-34	16,207,000	17,037,394
The Charles Schwab Corp. (6.196% to 11-17-28, then Overnight SOFR + 1.878%)	6.196	11-17-29	28,771,000	30,298,437
The Goldman Sachs Group, Inc. (2.615% to 4-22-31, then Overnight SOFR + 1.281%)	2.615	04-22-32	78,969,000	68,621,972
The Goldman Sachs Group, Inc. (2.650% to 10-21-31, then Overnight SOFR + 1.264%)	2.650	10-21-32	34,337,000	29,498,971
UBS Group AG (5.428% to 2-8-29, then 1 Year CMT + 1.520%) (B)	5.428	02-08-30	21,163,000	21,523,722
UBS Group AG (6.301% to 9-22-33, then 1 Year CMT + 2.000%) (B)	6.301	09-22-34	16,960,000	18,194,451
UBS Group AG (9.250% to 11-13-28, then 5 Year CMT + 4.745%) (B)(D)	9.250	11-13-28	12,657,000	13,795,294
UBS Group AG (9.250% to 11-13-33, then 5 Year CMT + 4.758%) (B)(D)	9.250	11-13-33	9,887,000	11,365,868
Consumer finance 0.3%
Ally Financial, Inc. (6.184% to 7-26-34, then Overnight SOFR + 2.290%)	6.184	07-26-35	16,913,000	17,138,042
Ally Financial, Inc.	8.000	11-01-31	21,984,000	24,706,693
Enova International, Inc. (B)	9.125	08-01-29	6,413,000	6,731,445
OneMain Finance Corp.	9.000	01-15-29	12,803,000	13,626,250
Trust Fibra Uno (B)	7.375	02-13-34	25,692,000	25,698,203
Financial services 0.5%
Apollo Debt Solutions BDC (B)	6.700	07-29-31	21,612,000	22,414,243
Apollo Debt Solutions BDC (B)	6.900	04-13-29	38,150,000	39,696,510
Block, Inc.	3.500	06-01-31	8,316,000	7,470,953
Corebridge Financial, Inc. (6.875% to 12-15-27, then 5 Year CMT + 3.846%)	6.875	12-15-52	11,089,000	11,350,522
Enact Holdings, Inc.	6.250	05-28-29	26,149,000	26,815,338
Macquarie Airfinance Holdings, Ltd. (B)	5.150	03-17-30	6,009,000	5,921,914
Nationstar Mortgage Holdings, Inc. (B)	5.125	12-15-30	6,799,000	6,464,838
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BOND FUND	20

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Financial services (continued)
Nationstar Mortgage Holdings, Inc. (B)	5.500	08-15-28	11,371,000	$11,171,854
Sixth Street Lending Partners (B)	5.750	01-15-30	12,690,000	12,542,801
Insurance 1.0%
American National Group, Inc.	5.750	10-01-29	9,386,000	9,518,070
AmWINS Group, Inc. (B)	6.375	02-15-29	9,060,000	9,147,230
Athene Global Funding (B)	4.721	10-08-29	15,302,000	15,105,876
Athene Global Funding (B)	5.322	11-13-31	18,324,000	18,325,772
Athene Holding, Ltd.	3.500	01-15-31	13,549,000	12,438,436
Baldwin Insurance Group Holdings LLC (B)	7.125	05-15-31	7,102,000	7,308,656
CNA Financial Corp.	2.050	08-15-30	10,585,000	9,139,649
CNO Financial Group, Inc.	5.250	05-30-29	30,839,000	30,929,669
CNO Financial Group, Inc.	6.450	06-15-34	13,712,000	14,433,722
Global Atlantic Financial Company (4.700% to 10-15-26, then 5 Year CMT + 3.796%) (B)	4.700	10-15-51	17,112,000	16,456,009
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (B)	7.950	10-15-54	7,765,000	8,140,290
Liberty Mutual Group, Inc. (4.125% to 12-15-26, then 5 Year CMT + 3.315%) (B)	4.125	12-15-51	18,704,000	17,752,952
MassMutual Global Funding II (B)	4.350	09-17-31	21,167,000	20,736,664
MetLife, Inc. (6.400% to 12-15-36, then 3 month CME Term SOFR + 2.467%)	6.400	12-15-36	25,106,000	26,116,667
Panther Escrow Issuer LLC (B)	7.125	06-01-31	27,596,000	28,267,490
SBL Holdings, Inc. (B)	5.000	02-18-31	11,336,000	10,288,499
Teachers Insurance & Annuity Association of America (B)	4.270	05-15-47	28,664,000	24,035,938
Mortgage real estate investment trusts 0.1%
Starwood Property Trust, Inc. (B)	6.000	04-15-30	17,629,000	17,403,561
Starwood Property Trust, Inc. (B)	7.250	04-01-29	3,833,000	3,946,867
Health care 2.2%				596,587,922
Biotechnology 0.5%
Amgen, Inc.	5.250	03-02-30	29,858,000	30,526,507
Amgen, Inc.	5.250	03-02-33	59,863,000	60,835,340
Amgen, Inc.	5.650	03-02-53	31,273,000	31,898,406
Regeneron Pharmaceuticals, Inc.	1.750	09-15-30	29,739,000	25,009,913
Health care equipment and supplies 0.3%
Solventum Corp. (B)	5.400	03-01-29	21,069,000	21,367,587
Solventum Corp. (B)	5.450	03-13-31	41,785,000	42,401,590
Varex Imaging Corp. (B)(C)	7.875	10-15-27	10,189,000	10,436,868
Health care providers and services 0.8%
AdaptHealth LLC (B)(C)	5.125	03-01-30	6,973,000	6,446,335
21	JOHN HANCOCK BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
Cencora, Inc.	2.800	05-15-30	19,850,000	$17,917,710
Centene Corp.	2.450	07-15-28	6,416,000	5,801,068
Centene Corp.	3.000	10-15-30	21,654,000	18,882,657
Centene Corp.	3.375	02-15-30	12,265,000	11,046,766
Concentra Escrow Issuer Corp. (B)	6.875	07-15-32	3,313,000	3,413,261
DaVita, Inc. (B)	3.750	02-15-31	10,143,000	8,971,014
DaVita, Inc. (B)	4.625	06-01-30	28,508,000	26,702,908
Fresenius Medical Care US Finance III, Inc. (B)	2.375	02-16-31	41,717,000	34,806,078
HCA, Inc.	5.450	04-01-31	21,341,000	21,642,388
Horizon Mutual Holdings, Inc. (B)	6.200	11-15-34	26,869,000	27,125,034
Universal Health Services, Inc.	2.650	10-15-30	23,802,000	20,668,894
Life sciences tools and services 0.1%
Icon Investments Six DAC	5.849	05-08-29	13,968,000	14,347,627
Thermo Fisher Scientific, Inc.	4.977	08-10-30	13,925,000	14,175,461
Pharmaceuticals 0.5%
Endo Finance Holdings, Inc. (B)(C)	8.500	04-15-31	11,518,000	12,260,059
IQVIA, Inc.	6.250	02-01-29	13,714,000	14,305,631
Royalty Pharma PLC	5.150	09-02-29	12,789,000	12,873,000
Viatris, Inc.	2.700	06-22-30	41,944,000	36,800,746
Viatris, Inc.	4.000	06-22-50	91,948,000	65,925,074
Industrials 4.4%				1,168,022,757
Aerospace and defense 0.3%
AAR Escrow Issuer LLC (B)	6.750	03-15-29	5,922,000	6,062,497
BAE Systems PLC (B)	5.125	03-26-29	16,269,000	16,475,447
Embraer Netherlands Finance BV (B)	7.000	07-28-30	25,310,000	26,825,351
Huntington Ingalls Industries, Inc.	4.200	05-01-30	13,786,000	13,156,429
The Boeing Company (B)	6.298	05-01-29	9,761,000	10,166,788
Building products 0.3%
Builders FirstSource, Inc. (B)	4.250	02-01-32	19,875,000	18,104,812
Builders FirstSource, Inc. (B)	6.375	06-15-32	12,224,000	12,495,531
Builders FirstSource, Inc. (B)	6.375	03-01-34	21,446,000	21,856,705
Owens Corning	3.500	02-15-30	6,432,000	6,030,562
Owens Corning	3.875	06-01-30	3,367,000	3,212,240
Owens Corning	5.700	06-15-34	27,427,000	28,538,026
Commercial services and supplies 0.3%
Albion Financing 1 SARL (B)	6.125	10-15-26	16,013,000	16,021,967
Allied Universal Holdco LLC (B)(C)	6.000	06-01-29	6,725,000	6,171,576
Allied Universal Holdco LLC (B)	7.875	02-15-31	32,199,000	32,971,612
Belron UK Finance PLC (B)	5.750	10-15-29	5,793,000	5,800,241
Cimpress PLC (B)	7.375	09-15-32	14,165,000	14,193,912
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BOND FUND	22

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Construction and engineering 0.3%
Arcosa, Inc. (B)	6.875	08-15-32	3,252,000	$3,350,760
CIMIC Finance USA Pty, Ltd. (B)	7.000	03-25-34	14,334,000	15,229,530
Global Infrastructure Solutions, Inc. (B)	5.625	06-01-29	18,320,000	17,801,844
MasTec, Inc. (B)	4.500	08-15-28	11,329,000	11,057,716
MasTec, Inc.	5.900	06-15-29	14,443,000	14,822,485
Quanta Services, Inc.	5.250	08-09-34	13,432,000	13,438,906
Williams Scotsman, Inc. (B)	6.625	06-15-29	8,679,000	8,827,975
Electrical equipment 0.2%
EMRLD Borrower LP (B)	6.625	12-15-30	25,268,000	25,547,237
Regal Rexnord Corp.	6.400	04-15-33	14,120,000	14,879,826
Ground transportation 0.2%
Uber Technologies, Inc. (B)	4.500	08-15-29	30,886,000	30,104,254
Uber Technologies, Inc.	4.800	09-15-34	8,566,000	8,385,189
Watco Companies LLC (B)	7.125	08-01-32	7,543,000	7,841,238
Machinery 0.1%
Flowserve Corp.	3.500	10-01-30	13,285,000	12,290,635
JB Poindexter & Company, Inc. (B)	8.750	12-15-31	9,658,000	10,250,818
Terex Corp. (B)	6.250	10-15-32	3,900,000	3,903,631
Passenger airlines 1.9%
Air Canada 2020-1 Class C Pass Through Trust (B)	10.500	07-15-26	24,321,000	26,023,470
American Airlines 2014-1 Class A Pass Through Trust	3.700	10-01-26	9,627,663	9,332,732
American Airlines 2015-1 Class A Pass Through Trust	3.375	05-01-27	47,738,716	45,723,029
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	25,242,450	24,134,188
American Airlines 2016-1 Class AA Pass Through Trust	3.575	01-15-28	7,616,886	7,372,039
American Airlines 2016-3 Class A Pass Through Trust	3.250	10-15-28	4,249,585	3,920,420
American Airlines 2017-1 Class A Pass Through Trust	4.000	02-15-29	10,262,158	9,674,412
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	18,273,999	17,568,122
American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	12,151,221	11,177,095
American Airlines 2019-1 Class A Pass Through Trust (C)	3.500	02-15-32	30,853,990	27,431,992
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	22,399,002	20,689,228
American Airlines 2019-1 Class B Pass Through Trust	3.850	02-15-28	6,830,421	6,408,883
American Airlines 2021-1 Class A Pass Through Trust	2.875	07-11-34	23,561,553	20,700,580
23	JOHN HANCOCK BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Passenger airlines (continued)
American Airlines 2021-1 Class B Pass Through Trust	3.950	07-11-30	21,893,180	$20,357,763
American Airlines, Inc. (B)	7.250	02-15-28	16,289,000	16,683,745
British Airways 2018-1 Class A Pass Through Trust (B)	4.125	09-20-31	5,612,400	5,248,260
British Airways 2020-1 Class A Pass Through Trust (B)	4.250	11-15-32	9,441,518	9,027,842
British Airways 2020-1 Class B Pass Through Trust (B)	8.375	11-15-28	3,525,078	3,655,903
Delta Air Lines, Inc.	4.375	04-19-28	24,086,000	23,513,480
Delta Air Lines, Inc. (B)	4.750	10-20-28	31,946,627	31,731,284
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	15,489,648	13,774,664
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	20,992,783	19,552,947
United Airlines 2018-1 Class B Pass Through Trust	4.600	03-01-26	7,443,283	7,323,454
United Airlines 2019-1 Class A Pass Through Trust	4.550	08-25-31	19,555,565	17,803,156
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	26,127,276	26,757,646
United Airlines 2023-1 Class A Pass Through Trust	5.800	01-15-36	31,714,216	32,792,984
United Airlines 2024-1 Class A Pass Through Trust	5.875	02-15-37	20,657,000	21,528,951
United Airlines 2024-1 Class AA Pass Through Trust	5.450	02-15-37	22,464,000	22,998,113
United Airlines, Inc. (B)	4.625	04-15-29	6,837,000	6,570,797
Professional services 0.2%
Amentum Holdings, Inc. (B)	7.250	08-01-32	2,170,000	2,229,149
Concentrix Corp. (C)	6.600	08-02-28	29,088,000	29,803,014
TriNet Group, Inc. (B)	3.500	03-01-29	8,030,000	7,371,925
Trading companies and distributors 0.6%
AerCap Ireland Capital DAC	3.000	10-29-28	14,223,000	13,281,410
AerCap Ireland Capital DAC	3.300	01-30-32	63,088,000	55,980,209
Ashtead Capital, Inc. (B)	4.250	11-01-29	14,909,000	14,309,801
Ashtead Capital, Inc. (B)	5.500	08-11-32	10,060,000	10,104,594
Ashtead Capital, Inc. (B)	5.550	05-30-33	24,342,000	24,513,430
Ashtead Capital, Inc. (B)	5.950	10-15-33	22,454,000	23,220,901
Beacon Roofing Supply, Inc. (B)(C)	4.125	05-15-29	10,143,000	9,747,637
BlueLinx Holdings, Inc. (B)	6.000	11-15-29	20,256,000	19,803,242
Transportation infrastructure 0.0%
Aeropuertos Dominicanos Siglo XXI SA (B)	7.000	06-30-34	6,500,000	6,630,532
Kingston Airport Revenue Finance, Ltd. (B)	6.750	12-15-36	5,587,000	5,733,994
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BOND FUND	24

	Rate (%)	Maturity date	Par value^	Value
Information technology 2.6%				$684,477,578
Communications equipment 0.2%
Motorola Solutions, Inc.	2.300	11-15-30	34,687,000	30,002,130
Motorola Solutions, Inc.	2.750	05-24-31	30,132,000	26,469,342
Electronic equipment, instruments and components 0.0%
Flex, Ltd.	5.250	01-15-32	7,598,000	7,617,261
IT services 0.1%
Gartner, Inc. (B)	4.500	07-01-28	28,779,000	28,094,458
Semiconductors and semiconductor equipment 1.3%
Broadcom, Inc. (B)	3.419	04-15-33	38,867,000	34,559,664
Broadcom, Inc. (B)	3.469	04-15-34	15,572,000	13,734,980
Broadcom, Inc.	4.550	02-15-32	10,340,000	10,120,225
Broadcom, Inc.	4.750	04-15-29	75,496,000	75,502,084
Foundry JV Holdco LLC (B)	5.875	01-25-34	25,643,000	25,757,603
Foundry JV Holdco LLC (B)	5.900	01-25-30	14,750,000	15,021,323
Marvell Technology, Inc.	2.450	04-15-28	32,911,000	30,467,080
Micron Technology, Inc.	2.703	04-15-32	23,367,000	19,974,185
Micron Technology, Inc.	5.300	01-15-31	15,734,000	15,949,166
Micron Technology, Inc.	5.327	02-06-29	25,665,000	26,063,422
Micron Technology, Inc.	6.750	11-01-29	46,933,000	50,516,100
Qorvo, Inc. (B)	3.375	04-01-31	20,967,000	18,121,599
Qorvo, Inc.	4.375	10-15-29	14,000,000	13,211,907
Software 0.6%
AppLovin Corp. (E)	5.375	12-01-31	15,057,000	15,207,443
AppLovin Corp. (E)	5.500	12-01-34	15,610,000	15,783,735
Atlassian Corp.	5.250	05-15-29	15,166,000	15,462,000
Autodesk, Inc.	2.850	01-15-30	13,125,000	12,018,607
Consensus Cloud Solutions, Inc. (B)	6.500	10-15-28	11,015,000	10,906,607
Oracle Corp.	2.950	04-01-30	29,684,000	27,125,059
Oracle Corp.	5.550	02-06-53	41,479,000	41,484,761
Rocket Software, Inc. (B)	9.000	11-28-28	11,701,000	12,155,549
Technology hardware, storage and peripherals 0.4%
CDW LLC	3.250	02-15-29	8,657,000	8,007,779
CDW LLC	5.100	03-01-30	8,157,000	8,123,230
CDW LLC	5.550	08-22-34	11,442,000	11,387,175
Dell International LLC	5.300	10-01-29	10,211,000	10,431,093
Dell International LLC	5.400	04-15-34	54,077,000	55,202,011
Materials 1.1%				295,299,445
Chemicals 0.2%
Braskem Idesa SAPI (B)(C)	6.990	02-20-32	6,400,000	4,790,874
Braskem Netherlands Finance BV (B)	4.500	01-31-30	36,631,000	32,002,065
Sasol Financing USA LLC	5.500	03-18-31	14,432,000	12,526,726
25	JOHN HANCOCK BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Construction materials 0.2%
Cemex SAB de CV (B)	3.875	07-11-31	22,072,000	$19,638,803
Cemex SAB de CV (B)	5.200	09-17-30	18,640,000	18,221,075
Summit Materials LLC (B)	7.250	01-15-31	5,232,000	5,584,783
Vulcan Materials Company	5.350	12-01-34	10,439,000	10,669,325
Containers and packaging 0.2%
Clydesdale Acquisition Holdings, Inc. (B)	6.875	01-15-30	17,872,000	18,054,148
Graphic Packaging International LLC (B)	3.500	03-01-29	17,145,000	15,755,754
Owens-Brockway Glass Container, Inc. (B)(C)	7.250	05-15-31	21,670,000	21,588,683
Metals and mining 0.4%
Alcoa Nederland Holding BV (B)	7.125	03-15-31	5,870,000	6,141,458
Aris Mining Corp. (B)	8.000	10-31-29	6,380,000	6,410,425
Arsenal AIC Parent LLC (B)	8.000	10-01-30	9,294,000	9,778,738
First Quantum Minerals, Ltd. (B)(C)	8.625	06-01-31	8,329,000	8,568,179
Freeport-McMoRan, Inc.	4.250	03-01-30	28,698,000	27,796,734
Freeport-McMoRan, Inc.	5.400	11-14-34	20,239,000	20,540,608
Freeport-McMoRan, Inc.	5.450	03-15-43	16,893,000	16,357,114
Novelis Corp. (B)	4.750	01-30-30	22,832,000	21,486,421
Paper and forest products 0.1%
Magnera Corp. (B)	7.250	11-15-31	19,667,000	19,387,532
Real estate 0.6%				164,274,506
Real estate management and development 0.1%
CoStar Group, Inc. (B)	2.800	07-15-30	30,695,000	27,069,067
Specialized REITs 0.5%
American Tower Corp.	3.800	08-15-29	39,832,000	38,162,614
GLP Capital LP	3.250	01-15-32	11,430,000	9,982,165
GLP Capital LP	4.000	01-15-30	10,907,000	10,244,286
Iron Mountain Information Management Services, Inc. (B)	5.000	07-15-32	5,490,000	5,167,361
Iron Mountain, Inc. (B)	5.250	07-15-30	13,739,000	13,329,965
VICI Properties LP (B)	3.875	02-15-29	13,041,000	12,321,935
VICI Properties LP (B)	4.625	12-01-29	24,513,000	23,687,164
VICI Properties LP	5.125	05-15-32	24,607,000	24,309,949
Utilities 2.8%				744,693,739
Electric utilities 1.7%
American Electric Power Company, Inc.	5.625	03-01-33	11,987,000	12,387,306
Atlantica Transmision Sur SA (B)(C)	6.875	04-30-43	12,038,141	12,906,091
Constellation Energy Generation LLC	6.125	01-15-34	10,501,000	11,265,927
Constellation Energy Generation LLC	6.500	10-01-53	14,758,000	16,480,009
Duke Energy Corp.	2.450	06-01-30	8,146,000	7,218,442
Duke Energy Corp.	5.750	09-15-33	28,011,000	29,410,604
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BOND FUND	26

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
Electricite de France SA (B)(C)	5.650	04-22-29	33,825,000	$34,924,525
Electricite de France SA (9.125% to 6-15-33, then 5 Year CMT + 5.411%) (B)(D)	9.125	03-15-33	18,647,000	21,015,393
FirstEnergy Corp.	2.650	03-01-30	15,561,000	13,930,103
FirstEnergy Corp.	3.400	03-01-50	7,441,000	5,286,958
Georgia Power Company	4.950	05-17-33	13,561,000	13,630,685
NextEra Energy Capital Holdings, Inc.	2.250	06-01-30	10,355,000	9,090,444
NextEra Energy Capital Holdings, Inc. (6.700% to 9-1-29, then 5 Year CMT + 2.364%)	6.700	09-01-54	12,277,000	12,517,114
NRG Energy, Inc. (B)	3.625	02-15-31	14,116,000	12,579,012
NRG Energy, Inc. (B)	3.875	02-15-32	28,310,000	25,224,542
NRG Energy, Inc. (B)	4.450	06-15-29	16,431,000	15,875,960
NRG Energy, Inc. (B)	5.750	07-15-29	17,703,000	17,525,280
NRG Energy, Inc. (B)	6.000	02-01-33	14,286,000	14,206,363
NRG Energy, Inc. (B)	6.250	11-01-34	14,286,000	14,284,366
NRG Energy, Inc. (B)	7.000	03-15-33	23,730,000	25,980,472
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (B)(D)	10.250	03-15-28	17,703,000	19,636,628
Pacific Gas & Electric Company	4.950	07-01-50	13,360,000	11,972,155
Pacific Gas & Electric Company	5.800	05-15-34	20,265,000	21,068,523
PG&E Corp. (7.375% to 3-15-30, then 5 Year CMT + 3.883%)	7.375	03-15-55	32,984,000	34,087,371
The Southern Company	5.200	06-15-33	9,082,000	9,206,145
The Southern Company	5.700	03-15-34	22,535,000	23,611,815
Gas utilities 0.0%
AltaGas, Ltd. (7.200% to 10-15-34, then 5 Year CMT + 3.573%) (B)	7.200	10-15-54	9,704,000	9,909,965
Independent power and renewable electricity producers 0.5%
AES Panama Generation Holdings SRL (B)	4.375	05-31-30	16,237,364	14,422,839
Alpha Generation LLC (B)	6.750	10-15-32	9,965,000	10,095,978
Lightning Power LLC (B)	7.250	08-15-32	12,658,000	13,195,044
LLPL Capital Pte, Ltd. (B)	6.875	02-04-39	2,819,507	2,875,367
NextEra Energy Operating Partners LP (B)	3.875	10-15-26	2,101,000	2,006,854
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (B)(D)	8.000	10-15-26	7,457,000	7,653,238
Vistra Operations Company LLC (B)	4.300	07-15-29	38,331,000	37,035,082
Vistra Operations Company LLC (B)	6.875	04-15-32	10,160,000	10,539,511
Vistra Operations Company LLC (B)	6.950	10-15-33	25,047,000	27,561,318
Multi-utilities 0.6%
CenterPoint Energy, Inc. (6.850% to 2-15-35, then 5 Year CMT + 2.946%)	6.850	02-15-55	8,746,000	9,028,069
CenterPoint Energy, Inc. (7.000% to 2-15-30, then 5 Year CMT + 3.254%)	7.000	02-15-55	28,813,000	29,668,977
27	JOHN HANCOCK BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Multi-utilities (continued)
Dominion Energy, Inc.	3.375	04-01-30	15,066,000	$14,032,360
Dominion Energy, Inc. (6.875% to 2-1-30, then 5 Year CMT + 2.386%)	6.875	02-01-55	18,519,000	19,507,791
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54	9,130,000	9,675,417
NiSource, Inc.	1.700	02-15-31	8,626,000	7,170,101
NiSource, Inc.	3.600	05-01-30	15,381,000	14,520,854
Sempra	5.500	08-01-33	21,527,000	22,165,155
Sempra (6.400% to 10-1-34, then 5 Year CMT + 2.632%)	6.400	10-01-54	19,192,000	19,207,723

Sempra (6.875% to 10-1-29, then 5 Year CMT + 2.789%)	6.875	10-01-54	18,685,000	19,099,863
Municipal bonds 0.0%				$12,572,657
(Cost $16,097,000)
Golden State Tobacco Securitization Corp. (California)	4.214	06-01-50	16,097,000	12,572,657
Term loans (F) 0.0%				$8,588,065
(Cost $8,567,597)
Health care 0.0%				8,588,065
Pharmaceuticals 0.0%

Endo Finance Holdings, Inc., 2024 1st Lien Term Loan (1 month CME Term SOFR + 4.000%)	8.573	04-23-31	8,564,000	8,588,065
Collateralized mortgage obligations 3.3%				$879,087,243
(Cost $1,166,323,167)
Commercial and residential 2.4%				645,530,135
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1 (B)(G)	0.990	04-25-53	4,562,423	4,301,722
Series 2021-4, Class A1 (B)(G)	1.035	01-20-65	17,100,720	14,195,082
Series 2021-5, Class A1 (B)(G)	0.951	07-25-66	16,938,134	14,434,874
Series 2024-3, Class A1 (4.800% to 2-1-28, then 5.800% thereafter) (B)	4.800	11-26-68	19,362,596	19,056,349
Arroyo Mortgage Trust
Series 2021-1R, Class A1 (B)(G)	1.175	10-25-48	9,695,082	8,545,868
BAHA Trust
Series 2024-MAR, Class A (B)(G)	6.171	12-10-29	22,123,000	22,425,643
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class ENM (B)(G)	3.843	11-05-32	11,565,000	4,394,941
Barclays Commercial Mortgage Trust
Series 2019-C5, Class A2	3.043	11-15-52	4,182,010	4,166,620
BBCMS Mortgage Trust
Series 2020-C6, Class A2	2.690	02-15-53	10,908,000	10,446,106
Series 2024-5C29, Class A3	5.208	09-15-57	7,133,000	7,208,637
Benchmark Mortgage Trust
Series 2019-B12, Class A2	3.001	08-15-52	15,329,535	15,119,256
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BOND FUND	28

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2019-B13, Class A2	2.889	08-15-57	14,309,082	$13,798,465
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1 (B)(G)	0.941	02-25-49	6,328,354	5,871,468
BX Trust
Series 2022-CLS, Class A (B)	5.760	10-13-27	19,433,000	19,410,213
Citigroup Commercial Mortgage Trust
Series 2023-SMRT, Class A (B)(G)	6.015	10-12-40	20,164,000	20,598,861
COLT Mortgage Loan Trust
Series 2021-2, Class A1 (B)(G)	0.924	08-25-66	12,009,042	9,846,904
Series 2021-3, Class A1 (B)(G)	0.956	09-27-66	17,509,583	14,163,379
Series 2021-HX1, Class A1 (B)(G)	1.110	10-25-66	11,204,669	9,358,137
COLT Trust
Series 2020-RPL1, Class A1 (B)(G)	1.390	01-25-65	30,130,961	25,782,036
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG)
Series 2018-COR3, Class XA IO	0.577	05-10-51	221,469,411	2,867,741
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class D (B)(G)	4.540	08-10-30	18,413,000	15,236,971
Series 2020-CBM, Class A2 (B)	2.896	02-10-37	14,666,000	14,521,842
Credit Suisse Mortgage Capital Certificates
Series 2020-NET, Class A (B)	2.257	08-15-37	3,658,173	3,530,415
Series 2021-NQM2, Class A1 (B)(G)	1.179	02-25-66	12,368,042	10,939,939
Series 2021-NQM3, Class A1 (B)(G)	1.015	04-25-66	9,052,244	7,690,342
Series 2021-NQM5, Class A1 (B)(G)	0.938	05-25-66	6,710,642	5,570,904
Series 2021-NQM6, Class A1 (B)(G)	1.174	07-25-66	20,705,673	17,494,762
Ellington Financial Mortgage Trust
Series 2021-1, Class A1 (B)(G)	0.797	02-25-66	2,293,412	1,962,205
Series 2021-2, Class A1 (B)(G)	0.931	06-25-66	11,769,044	9,730,124
Flagstar Mortgage Trust
Series 2021-1, Class A2 (B)(G)	2.500	02-01-51	24,456,315	20,015,610
GCAT Trust
Series 2021-NQM1, Class A1 (B)(G)	0.874	01-25-66	6,808,790	5,918,985
Series 2021-NQM2, Class A1 (B)(G)	1.036	05-25-66	8,170,273	6,885,680
Series 2021-NQM3, Class A1 (B)(G)	1.091	05-25-66	13,035,931	11,147,900
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1 (B)(G)	1.382	09-27-60	2,009,870	1,882,190
Series 2021-NQM1, Class A1 (B)(G)	1.017	07-25-61	5,295,768	4,673,646
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (B)	0.350	05-19-37	14,770,373	244,651
Series 2007-4, Class ES IO	0.350	07-19-47	15,076,357	198,289
Series 2007-6, Class ES IO (B)	0.343	08-19-37	15,972,393	279,368
Imperial Fund Mortgage Trust
Series 2021-NQM1, Class A1 (B)(G)	1.071	06-25-56	7,662,228	6,569,673
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-NNN, Class AFX (B)	2.812	01-16-37	15,435,000	13,737,304
MFA Trust
Series 2021-NQM1, Class A1 (B)(G)	1.153	04-25-65	5,087,287	4,731,532
Natixis Commercial Mortgage Securities Trust
Series 2018-ALXA, Class C (B)(G)	4.460	01-15-43	7,402,000	6,517,428
NXPT Commercial Mortgage Trust
29	JOHN HANCOCK BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2024-STOR, Class A (B)(G)	4.455	11-05-41	13,013,000	$12,539,657
NYMT Loan Trust
Series 2022-CP1, Class A1 (B)	2.042	07-25-61	7,951,523	7,313,654
OBX Trust
Series 2020-EXP2, Class A3 (B)(G)	2.500	05-25-60	4,913,551	4,097,635
Series 2021-NQM2, Class A1 (B)(G)	1.101	05-25-61	12,609,132	10,362,744
Series 2021-NQM3, Class A1 (B)(G)	1.054	07-25-61	18,261,835	14,916,634
Provident Funding Mortgage Trust
Series 2020-F1, Class A2 (B)(G)	2.000	01-25-36	19,151,087	16,732,314
ROCK Trust
Series 2024-CNTR, Class A (B)	5.388	11-13-41	18,420,000	18,474,899
Series 2024-CNTR, Class D (B)	7.109	11-13-41	26,521,000	27,098,601
SLG Office Trust
Series 2021-OVA, Class D (B)	2.851	07-15-41	22,906,000	18,894,610
Starwood Mortgage Residential Trust
Series 2022-1, Class A1 (B)(G)	2.447	12-25-66	19,764,833	17,396,875
Towd Point Mortgage Trust
Series 2018-4, Class A1 (B)(G)	3.000	06-25-58	10,581,433	9,889,196
Series 2019-1, Class A1 (B)(G)	3.750	03-25-58	8,286,357	7,986,539
Series 2019-4, Class A1 (B)(G)	2.900	10-25-59	8,483,286	8,051,348
Series 2020-4, Class A1 (B)	1.750	10-25-60	13,468,581	12,072,838
Series 2024-4, Class A1A (B)(G)	4.381	10-27-64	10,839,540	10,625,635
Verus Securitization Trust
Series 2020-5, Class A1 (B)	2.218	05-25-65	2,835,914	2,726,988
Series 2021-3, Class A1 (B)(G)	1.046	06-25-66	11,393,554	9,688,655
Series 2021-4, Class A1 (B)(G)	0.938	07-25-66	7,932,108	6,676,407
Series 2021-5, Class A1 (B)(G)	1.013	09-25-66	13,018,154	10,891,994
Series 2021-R1, Class A1 (B)(G)	0.820	10-25-63	3,846,390	3,620,850
U.S. Government Agency 0.9%				233,557,108
Federal Home Loan Mortgage Corp.
Series T-41, Class 3A (G)	4.351	07-25-32	660	607
Federal National Mortgage Association
Series 2001-50, Class BA	7.000	10-25-41	53	54
Government National Mortgage Association
Series 2008-90, Class IO	2.015	12-16-50	1,977,503	246,717
Series 2012-114, Class IO	0.627	01-16-53	7,624,379	118,734
Series 2012-120, Class IO	0.653	02-16-53	3,336,556	50,011
Series 2013-63, Class IO	0.775	09-16-51	3,864,420	98,837
Series 2016-174, Class IO	0.890	11-16-56	24,648,136	1,034,544
Series 2017-109, Class IO	0.229	04-16-57	41,331,975	575,581
Series 2017-124, Class IO	0.626	01-16-59	33,164,307	1,145,522
Series 2017-135, Class IO	0.714	10-16-58	48,307,209	1,692,168
Series 2017-140, Class IO	0.486	02-16-59	22,042,781	629,211
Series 2017-159, Class IO	0.431	06-16-59	33,113,084	852,483
Series 2017-169, Class IO	0.577	01-16-60	80,507,122	2,529,067
Series 2017-20, Class IO	0.521	12-16-58	76,688,304	1,782,083
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BOND FUND	30

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2017-22, Class IO	0.748	12-16-57	10,015,866	$361,788
Series 2017-41, Class IO	0.565	07-16-58	26,518,068	592,074
Series 2017-46, Class IO	0.651	11-16-57	45,383,310	1,698,007
Series 2017-61, Class IO	0.701	05-16-59	12,637,748	457,513
Series 2017-74, Class IO	0.424	09-16-58	41,602,541	757,815
Series 2017-89, Class IO	0.476	07-16-59	34,007,738	923,310
Series 2018-114, Class IO	0.591	04-16-60	28,137,008	1,106,893
Series 2018-158, Class IO	0.792	05-16-61	74,704,523	4,275,056
Series 2018-35, Class IO	0.537	03-16-60	67,080,824	2,231,001
Series 2018-43, Class IO	0.434	05-16-60	91,059,586	2,737,269
Series 2018-68, Class IO	0.426	01-16-60	11,680,139	359,302
Series 2018-69, Class IO	0.606	04-16-60	30,170,801	1,343,213
Series 2018-81, Class IO	0.485	01-16-60	19,694,045	801,691
Series 2018-9, Class IO	0.443	01-16-60	55,222,909	1,665,849
Series 2018-99, Class IO	0.451	06-16-60	45,111,511	1,542,403
Series 2019-131, Class IO	0.803	07-16-61	62,140,160	3,517,351
Series 2020-100, Class IO	0.785	05-16-62	73,608,819	4,372,401
Series 2020-108, Class IO	0.847	06-16-62	182,686,258	10,518,052
Series 2020-114, Class IO	0.801	09-16-62	176,034,645	9,929,974
Series 2020-118, Class IO	0.883	06-16-62	146,504,473	8,694,249
Series 2020-119, Class IO	0.606	08-16-62	71,709,597	3,336,375
Series 2020-120, Class IO	0.768	05-16-62	40,285,862	2,361,900
Series 2020-137, Class IO	0.797	09-16-62	248,621,096	14,277,787
Series 2020-150, Class IO	0.964	12-16-62	120,295,898	7,825,429
Series 2020-170, Class IO	0.835	11-16-62	162,563,749	10,366,609
Series 2020-92, Class IO	0.880	02-16-62	30,344,971	1,823,997
Series 2021-110, Class IO	0.874	11-16-63	96,058,470	6,312,703
Series 2021-163, Class IO	0.801	03-16-64	116,642,186	6,745,044
Series 2021-183, Class IO	0.871	01-16-63	88,176,799	5,236,917
Series 2021-3, Class IO	0.869	09-16-62	207,648,606	13,145,776
Series 2021-40, Class IO	0.822	02-16-63	54,724,718	3,351,977
Series 2022-150, Class IO	0.822	06-16-64	21,952,853	1,311,654
Series 2022-17, Class IO	0.802	06-16-64	135,865,554	7,833,886
Series 2022-181, Class IO	0.718	07-16-64	67,939,323	4,309,908
Series 2022-21, Class IO	0.784	10-16-63	59,998,968	3,449,971
Series 2022-53, Class IO	0.709	06-16-64	223,483,125	10,737,671
Series 2022-57, Class IO	0.757	09-16-63	165,155,147	8,915,224
Series 2023-177, Class IO	0.858	06-16-65	168,537,923	10,809,618
Series 2023-197, Class IO	1.317	09-16-65	51,000,051	4,386,657
Series 2023-30, Class IO	1.146	11-16-64	96,465,894	6,766,166
Series 2023-36, Class IO	0.935	10-16-64	154,136,198	9,956,459
Series 2023-62, Class IO	0.937	02-16-65	121,604,848	8,102,227
Series 2023-91, Class IO	0.875	04-16-65	141,249,869	10,304,150

Series 2024-193, Class IO	0.700	12-16-66	48,062,000	3,248,173
31	JOHN HANCOCK BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

Asset-backed securities 4.6%				$1,229,592,890
(Cost $1,277,766,415)
Asset-backed securities 4.6%				1,229,592,890
ABPCI Direct Lending Fund I, Ltd.
Series 2020-1A, Class A (B)	3.199	12-29-30	7,098,040	6,956,313
AIMCO CLO, Ltd.
Series 2019-10A, Class ARR (3 month CME Term SOFR + 1.410%) (A)(B)	6.042	07-22-37	6,725,000	6,747,771
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 (B)	1.937	08-15-46	5,526,000	5,235,440
Series 2023-2A, Class A2 (B)	6.500	11-16-48	16,000,000	16,419,466
APIDOS CLO XLVIII, Ltd.
Series 2024-48A, Class A1 (3 month CME Term SOFR + 1.440%) (A)(B)	6.755	07-25-37	15,127,000	15,169,068
Aqua Finance Trust
Series 2021-A, Class A (B)	1.540	07-17-46	5,928,703	5,430,130
Arby’s Funding LLC
Series 2020-1A, Class A2 (B)	3.237	07-30-50	33,309,510	31,555,175
Ballyrock CLO, Ltd.
Series 2024-26A, Class A1A (3 month CME Term SOFR + 1.510%) (A)(B)	6.844	07-25-37	11,208,000	11,276,615
Battalion CLO XXV, Ltd.
Series 2024-25A, Class A (3 month CME Term SOFR + 1.630%) (A)(B)	6.247	03-13-37	9,709,000	9,766,225
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 (B)	1.690	07-15-60	32,673,044	31,776,695
Series 2021-1A, Class A1 (B)	1.530	03-15-61	31,424,971	29,610,682
CLI Funding VI LLC
Series 2020-1A, Class A (B)	2.080	09-18-45	28,356,671	25,987,687
CLI Funding VIII LLC
Series 2021-1A, Class A (B)	1.640	02-18-46	21,160,771	19,161,647
Series 2022-1A, Class A (B)	2.720	01-18-47	19,858,031	18,010,861
Compass Datacenters Issuer II LLC
Series 2024-1A, Class A1 (B)	5.250	02-25-49	17,162,000	17,237,085
ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A5	8.100	08-15-25	67,953	29,773
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class A2 (B)	4.300	04-20-48	27,314,000	26,283,847
Series 2024-2A, Class A2 (B)	4.500	05-20-49	25,617,000	24,629,618
DataBank Issuer
Series 2021-1A, Class A2 (B)	2.060	02-27-51	16,189,140	15,487,041
Series 2021-1A, Class C (B)	4.430	02-27-51	3,400,000	3,206,583
DB Master Finance LLC
Series 2017-1A, Class A2II (B)	4.030	11-20-47	14,353,973	13,928,024
Series 2021-1A, Class A2I (B)	2.045	11-20-51	41,071,740	38,789,359
Diamond Infrastructure Funding LLC
Series 2021-1A, Class C (B)	3.475	04-15-49	6,825,000	6,313,996
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23 (B)	4.118	07-25-47	29,461,480	28,745,560
Series 2021-1A, Class A2I (B)	2.662	04-25-51	24,023,668	21,911,257
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BOND FUND	32

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Driven Brands Funding LLC
Series 2020-2A, Class A2 (B)	3.237	01-20-51	20,985,230	$19,599,366
Series 2021-1A, Class A2 (B)	2.791	10-20-51	29,269,576	26,358,143
Elmwood CLO IV, Ltd.
Series 2020-1A, Class AR (3 month CME Term SOFR + 1.460%) (A)(B)	6.092	04-18-37	16,688,000	16,810,540
FirstKey Homes Trust
Series 2021-SFR1, Class D (B)	2.189	08-17-38	23,526,000	22,330,343
Frontier Issuer LLC
Series 2024-1, Class C (B)	11.160	06-20-54	9,076,000	10,143,662
GM Financial Revolving Receivables Trust
Series 2024-1, Class A (B)	4.980	12-11-36	13,109,000	13,304,924
GoldenTree Loan Management US CLO, Ltd.
Series 2024-20A, Class A (3 month CME Term SOFR + 1.450%) (A)(B)	6.067	07-20-37	9,917,000	9,952,136
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (B)	3.208	01-22-29	8,633,775	8,457,800
Series 2021-1A, Class A2 (B)	2.773	04-20-29	18,866,503	18,513,254
HI-FI Music IP Issuer LP
Series 2022-1A, Class A2 (B)	3.939	02-01-62	25,251,000	24,289,290
Hotwire Funding LLC
Series 2021-1, Class C (B)	4.459	11-20-51	4,950,000	4,722,116
Series 2024-1A, Class A2 (B)	5.893	06-20-54	6,600,000	6,699,582
Invitation Homes Trust
Series 2024-SFR1, Class A (B)	4.000	09-17-41	26,721,226	25,581,873
Magnetite XL, Ltd.
Series 2024-40A, Class A1 (3 month CME Term SOFR + 1.450%) (A)(B)	6.782	07-15-37	15,840,000	15,915,858
MetroNet Infrastructure Issuer LLC
Series 2023-1A, Class A2 (B)	6.560	04-20-53	15,842,000	16,249,258
Navient Student Loan Trust
Series 2020-2A, Class A1A (B)	1.320	08-26-69	11,195,394	9,793,878
Neighborly Issuer LLC
Series 2021-1A, Class A2 (B)	3.584	04-30-51	45,200,234	41,641,602
Series 2022-1A, Class A2 (B)	3.695	01-30-52	18,072,940	16,382,777
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 (B)	1.910	10-20-61	41,424,000	38,189,436
Series 2021-1, Class B1 (B)	2.410	10-20-61	17,595,000	15,708,156
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A (B)	3.104	07-25-26	2,645,779	2,548,278
OHA Credit Partners XI, Ltd.
Series 2015-11A, Class A1R2 (3 month CME Term SOFR + 1.460%) (A)(B)	6.077	04-20-37	12,112,000	12,201,738
Palmer Square CLO, Ltd.
Series 2024-2A, Class A1 (3 month CME Term SOFR + 1.400%) (A)(B)	6.694	07-20-37	12,200,000	12,260,122
Renaissance Home Equity Loan Trust
Series 2005-2, Class AF4	5.434	08-25-35	1,026,715	1,024,084
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A (B)	5.000	09-15-48	26,639,000	26,400,839
33	JOHN HANCOCK BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
RIN II, Ltd.
Series 2019-1A, Class AR (3 month CME Term SOFR + 1.480%) (A)(B)	5.946	01-15-38	13,500,000	$13,500,000
SERVPRO Master Issuer LLC
Series 2024-1A, Class A2 (B)	6.174	01-25-54	10,777,558	10,935,699
SMB Private Education Loan Trust
Series 2021-A, Class APT2 (B)	1.070	01-15-53	8,551,035	7,600,671
Series 2024-A, Class A1A (B)	5.240	03-15-56	20,095,481	20,247,564
Series 2024-E, Class A1A (B)	5.090	10-16-56	18,536,441	18,585,730
Sonic Capital LLC
Series 2020-1A, Class A2I (B)	3.845	01-20-50	26,519,878	25,593,308
Series 2021-1A, Class A2I (B)	2.190	08-20-51	22,308,463	19,807,930
Subway Funding LLC
Series 2024-1A, Class A2I (B)	6.028	07-30-54	11,923,000	12,112,709
Series 2024-1A, Class A2II (B)	6.268	07-30-54	10,795,000	10,962,374
Series 2024-3A, Class A23 (B)	5.914	07-30-54	26,694,000	26,387,777
Sunbird Engine Finance LLC
Series 2020-1A, Class A (B)	3.671	02-15-45	6,745,087	6,438,526
Switch ABS Issuer LLC
Series 2024-2A, Class A2 (B)	5.436	06-25-54	7,622,000	7,591,702
Taco Bell Funding LLC
Series 2021-1A, Class A2I (B)	1.946	08-25-51	35,470,215	33,069,194
TIF Funding II LLC
Series 2021-1A, Class A (B)	1.650	02-20-46	15,186,187	13,494,638
Triton Container Finance VIII LLC
Series 2020-1A, Class A (B)	2.110	09-20-45	32,554,521	29,646,572
Series 2021-1A, Class A (B)	1.860	03-20-46	19,573,447	17,469,489
Vantage Data Centers LLC
Series 2020-2A, Class A2 (B)	1.992	09-15-45	20,898,000	19,022,325
VR Funding LLC
Series 2020-1A, Class A (B)	2.790	11-15-50	19,383,886	17,773,318
Wendy’s Funding LLC
Series 2021-1A, Class A2I (B)	2.370	06-15-51	27,914,423	24,999,915
Willis Engine Structured Trust V
Series 2020-A, Class A (B)	3.228	03-15-45	6,391,088	5,882,064
Wingstop Funding LLC
Series 2024-1A, Class A2 (B)	5.858	12-05-54	10,385,000	10,533,977
Zaxby’s Funding LLC
Series 2021-1A, Class A2 (B)	3.238	07-30-51	20,534,220	18,743,449
Ziply Fiber Issuer LLC
Series 2024-1A, Class C (B)	11.170	04-20-54	13,351,000	14,448,986

	Shares	Value
Common stocks 0.0%		$2,029,941
(Cost $17,499,516)
Energy 0.0%		2,029,941
Oil, gas and consumable fuels 0.0%

Altera Infrastructure LP (H)	75,183	2,029,941
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BOND FUND	34

	Shares	Value

Preferred securities 0.0%		$12,709,895
(Cost $14,443,341)
Communication services 0.0%		10,099,074
Wireless telecommunication services 0.0%
Telephone & Data Systems, Inc., 6.625%	468,200	10,099,074
Financials 0.0%		2,610,821
Banks 0.0%
Wells Fargo & Company, 7.500%	2,139	2,610,821

	Yield (%)	Shares	Value
Short-term investments 1.2%			$309,287,290
(Cost $309,238,565)
Short-term funds 1.2%			309,287,290
John Hancock Collateral Trust (I)	4.4849(J)	30,920,380	309,287,290

Total investments (Cost $27,659,636,790) 100.2%	$26,814,936,885
Other assets and liabilities, net (0.2%)	(63,531,755)
Total net assets 100.0%	$26,751,405,130

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
IBOR	Interbank Offered Rate
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $5,405,233,729 or 20.2% of the fund’s net assets as of 11-30-24.
(C)	All or a portion of this security is on loan as of 11-30-24.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Security purchased or sold on a when-issued or delayed-delivery basis.
(F)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(H)	Non-income producing security.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $113,326,747.
(J)	The rate shown is the annualized seven-day yield as of 11-30-24.
35	JOHN HANCOCK BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	436	Long	Mar 2025	$48,458,127	$48,484,562	$26,435
						$26,435
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
At 11-30-24, the aggregate cost of investments for federal income tax purposes was $27,714,918,966. Net unrealized depreciation aggregated to $899,955,646, of which $264,125,807 related to gross unrealized appreciation and $1,164,081,453 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BOND FUND	36

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 11-30-24 (unaudited)

Assets
Unaffiliated investments, at value (Cost $27,350,398,225) including $110,989,338 of securities loaned	$26,505,649,595
Affiliated investments, at value (Cost $309,238,565)	309,287,290
Total investments, at value (Cost $27,659,636,790)	26,814,936,885
Receivable for futures variation margin	26,433
Dividends and interest receivable	205,170,345
Receivable for fund shares sold	38,110,614
Receivable for investments sold	2,683,365
Receivable for securities lending income	38,159
Other assets	1,888,640
Total assets	27,062,854,441
Liabilities
Distributions payable	1,691,916
Payable for investments purchased	116,127,054
Payable for delayed-delivery securities purchased	56,518,481
Payable for fund shares repurchased	20,602,645
Payable upon return of securities loaned	113,293,828
Payable to affiliates
Accounting and legal services fees	844,218
Transfer agent fees	872,236
Distribution and service fees	83,316
Trustees’ fees	27,655
Other liabilities and accrued expenses	1,387,962
Total liabilities	311,449,311
Net assets	$26,751,405,130
Net assets consist of
Paid-in capital	$30,433,774,127
Total distributable earnings (loss)	(3,682,368,997)
Net assets	$26,751,405,130

37	JOHN HANCOCK Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($1,951,520,092 ÷ 143,405,553 shares)[1]	$13.61
Class C ($85,451,247 ÷ 6,279,204 shares)[1]	$13.61
Class I ($6,886,512,718 ÷ 505,993,741 shares)	$13.61
Class R2 ($59,233,476 ÷ 4,347,271 shares)	$13.63
Class R4 ($22,032,886 ÷ 1,616,584 shares)	$13.63
Class R6 ($13,454,445,119 ÷ 986,826,339 shares)	$13.63
Class NAV ($4,292,209,592 ÷ 314,953,792 shares)	$13.63
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$14.18

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Bond Fund	38

STATEMENT OF OPERATIONS For the six months ended 11-30-24 (unaudited)

Investment income
Interest	$600,165,002
Dividends from affiliated investments	2,987,058
Dividends	467,951
Securities lending	183,942
Total investment income	603,803,953
Expenses
Investment management fees	39,801,104
Distribution and service fees	3,521,315
Accounting and legal services fees	2,432,300
Transfer agent fees	5,092,678
Trustees’ fees	268,383
Custodian fees	1,337,709
State registration fees	249,513
Printing and postage	573,009
Professional fees	491,401
Other	447,257
Total expenses	54,214,669
Less expense reductions	(1,125,690)
Net expenses	53,088,979
Net investment income	550,714,974
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(93,767,802)
Affiliated investments	68,979
Futures contracts	7,406,908
(86,291,915)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	761,905,838
Affiliated investments	38,818
Futures contracts	364,425
762,309,081
Net realized and unrealized gain	676,017,166
Increase in net assets from operations	$1,226,732,140
39	JOHN HANCOCK Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 11-30-24 (unaudited)	Year ended 5-31-24
Increase (decrease) in net assets
From operations
Net investment income	$550,714,974	$959,063,667
Net realized loss	(86,291,915)	(651,713,215)
Change in net unrealized appreciation (depreciation)	762,309,081	305,171,432
Increase in net assets resulting from operations	1,226,732,140	612,521,884
Distributions to shareholders
From earnings
Class A	(38,088,257)	(72,968,987)
Class C	(1,416,142)	(3,331,515)
Class I	(138,527,698)	(257,593,857)
Class R2	(1,120,351)	(2,405,973)
Class R4	(442,726)	(1,511,239)
Class R6	(279,211,923)	(496,437,014)
Class NAV	(90,888,509)	(163,021,881)
Total distributions	(549,695,606)	(997,270,466)
From fund share transactions	1,687,191,223	3,091,077,804
Total increase	2,364,227,757	2,706,329,222
Net assets
Beginning of period	24,387,177,373	21,680,848,151
End of period	$26,751,405,130	$24,387,177,373
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Bond Fund	40

Financial highlights
CLASS A SHARES Period ended	11-30-24[1]	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Per share operating performance
Net asset value, beginning of period	$13.23	$13.46	$14.34	$16.32	$16.37	$15.83
Net investment income[2]	0.27	0.51	0.46	0.41	0.44	0.45
Net realized and unrealized gain (loss) on investments	0.38	(0.20)	(0.85)	(1.82)	0.19	0.68
Total from investment operations	0.65	0.31	(0.39)	(1.41)	0.63	1.13
Less distributions
From net investment income	(0.27)	(0.54)	(0.49)	(0.48)	(0.50)	(0.49)
From net realized gain	—	—	—	(0.09)	(0.18)	(0.10)
Total distributions	(0.27)	(0.54)	(0.49)	(0.57)	(0.68)	(0.59)
Net asset value, end of period	$13.61	$13.23	$13.46	$14.34	$16.32	$16.37
Total return (%)[3,4]	4.92[5]	2.35	(2.66)	(8.89)	3.83	7.22
Ratios and supplemental data
Net assets, end of period (in millions)	$1,952	$1,865	$1,756	$1,903	$2,139	$2,100
Ratios (as a percentage of average net assets):
Expenses before reductions	0.77[6]	0.78	0.78	0.76	0.78	0.79
Expenses including reductions	0.76[6]	0.77	0.77	0.76	0.77	0.78
Net investment income	3.95[6]	3.88	3.35	2.56	2.65	2.82
Portfolio turnover (%)	49	133	108	110	98	125

[1]	Six months ended 11-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
41	JOHN HANCOCK Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	11-30-24[1]	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Per share operating performance
Net asset value, beginning of period	$13.23	$13.46	$14.34	$16.32	$16.37	$15.84
Net investment income[2]	0.22	0.42	0.36	0.29	0.32	0.34
Net realized and unrealized gain (loss) on investments	0.38	(0.21)	(0.84)	(1.81)	0.19	0.66
Total from investment operations	0.60	0.21	(0.48)	(1.52)	0.51	1.00
Less distributions
From net investment income	(0.22)	(0.44)	(0.40)	(0.37)	(0.38)	(0.37)
From net realized gain	—	—	—	(0.09)	(0.18)	(0.10)
Total distributions	(0.22)	(0.44)	(0.40)	(0.46)	(0.56)	(0.47)
Net asset value, end of period	$13.61	$13.23	$13.46	$14.34	$16.32	$16.37
Total return (%)[3,4]	4.55[5]	1.63	(3.34)	(9.53)	3.10	6.41
Ratios and supplemental data
Net assets, end of period (in millions)	$85	$89	$115	$164	$239	$278
Ratios (as a percentage of average net assets):
Expenses before reductions	1.47[6]	1.48	1.48	1.46	1.48	1.49
Expenses including reductions	1.46[6]	1.47	1.47	1.46	1.47	1.48
Net investment income	3.24[6]	3.17	2.63	1.85	1.94	2.11
Portfolio turnover (%)	49	133	108	110	98	125

[1]	Six months ended 11-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Bond Fund	42

CLASS I SHARES Period ended	11-30-24[1]	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Per share operating performance
Net asset value, beginning of period	$13.23	$13.46	$14.35	$16.33	$16.37	$15.84
Net investment income[2]	0.29	0.55	0.50	0.45	0.49	0.50
Net realized and unrealized gain (loss) on investments	0.38	(0.21)	(0.86)	(1.81)	0.20	0.67
Total from investment operations	0.67	0.34	(0.36)	(1.36)	0.69	1.17
Less distributions
From net investment income	(0.29)	(0.57)	(0.53)	(0.53)	(0.55)	(0.54)
From net realized gain	—	—	—	(0.09)	(0.18)	(0.10)
Total distributions	(0.29)	(0.57)	(0.53)	(0.62)	(0.73)	(0.64)
Net asset value, end of period	$13.61	$13.23	$13.46	$14.35	$16.33	$16.37
Total return (%)[3]	5.08[4]	2.65	(2.44)	(8.61)	4.20	7.47
Ratios and supplemental data
Net assets, end of period (in millions)	$6,887	$6,218	$5,678	$5,375	$6,244	$4,693
Ratios (as a percentage of average net assets):
Expenses before reductions	0.47[5]	0.48	0.48	0.46	0.48	0.49
Expenses including reductions	0.46[5]	0.47	0.47	0.46	0.47	0.48
Net investment income	4.24[5]	4.17	3.65	2.86	2.95	3.11
Portfolio turnover (%)	49	133	108	110	98	125

[1]	Six months ended 11-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
43	JOHN HANCOCK Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	11-30-24[1]	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Per share operating performance
Net asset value, beginning of period	$13.25	$13.47	$14.36	$16.34	$16.39	$15.85
Net investment income[2]	0.26	0.50	0.45	0.39	0.43	0.44
Net realized and unrealized gain (loss) on investments	0.38	(0.20)	(0.86)	(1.81)	0.18	0.67
Total from investment operations	0.64	0.30	(0.41)	(1.42)	0.61	1.11
Less distributions
From net investment income	(0.26)	(0.52)	(0.48)	(0.47)	(0.48)	(0.47)
From net realized gain	—	—	—	(0.09)	(0.18)	(0.10)
Total distributions	(0.26)	(0.52)	(0.48)	(0.56)	(0.66)	(0.57)
Net asset value, end of period	$13.63	$13.25	$13.47	$14.36	$16.34	$16.39
Total return (%)[3]	4.87[4]	2.34	(2.81)	(8.96)	3.73	7.12
Ratios and supplemental data
Net assets, end of period (in millions)	$59	$59	$61	$65	$111	$105
Ratios (as a percentage of average net assets):
Expenses before reductions	0.86[5]	0.86	0.86	0.86	0.87	0.87
Expenses including reductions	0.85[5]	0.86	0.85	0.85	0.86	0.87
Net investment income	3.85[5]	3.79	3.27	2.44	2.56	2.73
Portfolio turnover (%)	49	133	108	110	98	125

[1]	Six months ended 11-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Bond Fund	44

CLASS R4 SHARES Period ended	11-30-24[1]	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Per share operating performance
Net asset value, beginning of period	$13.25	$13.47	$14.37	$16.35	$16.39	$15.86
Net investment income[2]	0.28	0.54	0.47	0.44	0.47	0.48
Net realized and unrealized gain (loss) on investments	0.38	(0.20)	(0.85)	(1.82)	0.19	0.66
Total from investment operations	0.66	0.34	(0.38)	(1.38)	0.66	1.14
Less distributions
From net investment income	(0.28)	(0.56)	(0.52)	(0.51)	(0.52)	(0.51)
From net realized gain	—	—	—	(0.09)	(0.18)	(0.10)
Total distributions	(0.28)	(0.56)	(0.52)	(0.60)	(0.70)	(0.61)
Net asset value, end of period	$13.63	$13.25	$13.47	$14.37	$16.35	$16.39
Total return (%)[3]	5.00[4]	2.59	(2.64)	(8.72)	4.05	7.32
Ratios and supplemental data
Net assets, end of period (in millions)	$22	$20	$40	$81	$62	$55
Ratios (as a percentage of average net assets):
Expenses before reductions	0.71[5]	0.71	0.72	0.71	0.72	0.72
Expenses including reductions	0.60[5]	0.61	0.61	0.60	0.61	0.62
Net investment income	4.11[5]	4.03	3.45	2.76	2.81	2.99
Portfolio turnover (%)	49	133	108	110	98	125

[1]	Six months ended 11-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
45	JOHN HANCOCK Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	11-30-24[1]	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Per share operating performance
Net asset value, beginning of period	$13.26	$13.48	$14.37	$16.35	$16.40	$15.86
Net investment income[2]	0.30	0.57	0.51	0.47	0.51	0.52
Net realized and unrealized gain (loss) on investments	0.37	(0.20)	(0.85)	(1.81)	0.19	0.67
Total from investment operations	0.67	0.37	(0.34)	(1.34)	0.70	1.19
Less distributions
From net investment income	(0.30)	(0.59)	(0.55)	(0.55)	(0.57)	(0.55)
From net realized gain	—	—	—	(0.09)	(0.18)	(0.10)
Total distributions	(0.30)	(0.59)	(0.55)	(0.64)	(0.75)	(0.65)
Net asset value, end of period	$13.63	$13.26	$13.48	$14.37	$16.35	$16.40
Total return (%)[3]	5.05[4]	2.85	(2.32)	(8.50)	4.25	7.65
Ratios and supplemental data
Net assets, end of period (in millions)	$13,454	$12,063	$10,573	$10,523	$10,341	$7,305
Ratios (as a percentage of average net assets):
Expenses before reductions	0.36[5]	0.37	0.37	0.36	0.37	0.37
Expenses including reductions	0.35[5]	0.36	0.36	0.35	0.36	0.37
Net investment income	4.36[5]	4.29	3.76	2.97	3.05	3.22
Portfolio turnover (%)	49	133	108	110	98	125

[1]	Six months ended 11-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Bond Fund	46

CLASS NAV SHARES Period ended	11-30-24[1]	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Per share operating performance
Net asset value, beginning of period	$13.25	$13.47	$14.37	$16.35	$16.39	$15.86
Net investment income[2]	0.30	0.57	0.51	0.47	0.51	0.52
Net realized and unrealized gain (loss) on investments	0.38	(0.20)	(0.86)	(1.81)	0.20	0.67
Total from investment operations	0.68	0.37	(0.35)	(1.34)	0.71	1.19
Less distributions
From net investment income	(0.30)	(0.59)	(0.55)	(0.55)	(0.57)	(0.56)
From net realized gain	—	—	—	(0.09)	(0.18)	(0.10)
Total distributions	(0.30)	(0.59)	(0.55)	(0.64)	(0.75)	(0.66)
Net asset value, end of period	$13.63	$13.25	$13.47	$14.37	$16.35	$16.39
Total return (%)[3]	5.13[4]	2.85	(2.38)	(8.49)	4.32	7.60
Ratios and supplemental data
Net assets, end of period (in millions)	$4,292	$4,072	$3,458	$3,759	$4,458	$3,739
Ratios (as a percentage of average net assets):
Expenses before reductions	0.36[5]	0.36	0.36	0.35	0.36	0.36
Expenses including reductions	0.35[5]	0.35	0.35	0.34	0.35	0.35
Net investment income	4.36[5]	4.30	3.77	2.98	3.07	3.23
Portfolio turnover (%)	49	133	108	110	98	125

[1]	Six months ended 11-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
47	JOHN HANCOCK Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Bond Fund (the fund) is a series of John Hancock Sovereign Bond Fund (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income consistent with prudent investment risk.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
| JOHN HANCOCK Bond Fund	48

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2024, by major security category or type:
	Total value at 11-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$14,656,666,322	—	$14,656,666,322	—
Corporate bonds	9,704,402,582	—	9,704,402,582	—
Municipal bonds	12,572,657	—	12,572,657	—
Term loans	8,588,065	—	8,588,065	—
Collateralized mortgage obligations	879,087,243	—	879,087,243	—
Asset-backed securities	1,229,592,890	—	1,229,592,890	—
Common stocks	2,029,941	—	2,029,941	—
Preferred securities	12,709,895	$12,709,895	—	—
Short-term investments	309,287,290	309,287,290	—	—
Total investments in securities	$26,814,936,885	$321,997,185	$26,492,939,700	—
Derivatives:
Assets
Futures	$26,435	$26,435	—	—
When-issued/delayed-delivery securities. The fund may purchase or sell securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and
49	JOHN HANCOCK Bond Fund |

paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues on debt securities until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date.
Mortgage and asset-backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.  The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g., FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. Prior to September 27, 2024, JHCT was a prime money market fund investing in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses
| JOHN HANCOCK Bond Fund	50

the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of November 30, 2024, the fund loaned securities valued at $110,989,338 and received $113,293,828 of cash collateral.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the six months ended November 30, 2024, the fund had no borrowings under the line of credit. Commitment fees for the six months ended November 30, 2024 were $85,339.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
51	JOHN HANCOCK Bond Fund |

For federal income tax purposes, as of May 31, 2024, the fund has a short-term capital loss carryforward of $1,497,572,288 and a long-term capital loss carryforward of $1,195,557,462 available to offset future net realized capital gains. These carryforwards do not expire.
As of May 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to amortization and accretion on debt securities.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as
| JOHN HANCOCK Bond Fund	52

Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Receivable for futures variation margin is included on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the six months ended November 30, 2024, the fund used futures contracts to to manage duration of the portfolio. The fund held futures contracts with USD notional values ranging from $48.5 million to $666.3 million, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at November 30, 2024 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin[1]	Futures	$26,435	—

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of Fund’s investments. Only the period end variation margin receivable/payable is separately reported on the Statement of assets and liabilities.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2024:
Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts
Interest rate	$7,406,908
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2024:
Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts
Interest rate	$364,425
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
53	JOHN HANCOCK Bond Fund |

Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis, to the sum of: (a) 0.450% of the ﬁrst $500 million of the fund’s aggregate average daily net assets, (b) 0.425% of the next $500 million of the fund’s aggregate average daily net assets, (c) 0.400% of the next $1 billion of the fund’s aggregate average daily net assets, (d) 0.350% of the next $500 million of the fund’s aggregate average daily net assets; and (e) 0.300% of the fund’s aggregate average daily net assets in excess of $2.5 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an afﬁliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended November 30, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended November 30, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$83,993
Class C	3,798
Class I	283,885
Class R2	2,531
Class	Expense reduction
Class R4	$939
Class R6	558,380
Class NAV	181,365
Total	$1,114,891

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended November 30, 2024, were equivalent to a net annual effective rate of 0.30% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended November 30, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
| JOHN HANCOCK Bond Fund	54

The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on September 30, 2025, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $10,799 for Class R4 shares for the six months ended November 30, 2024.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $824,479 for the six months ended November 30, 2024. Of this amount, $117,300 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $707,179 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $500,000 or more, and redeemed within 18 months of purchase are subject to a 0.75% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2024, CDSCs received by the Distributor amounted to $11,670 and $3,105 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended November 30, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$2,900,241	$1,082,819
Class C	437,841	49,039
Class I	—	3,661,136
Class R2	145,776	1,361
Class R4	37,457	500
Class R6	—	297,823
Total	$3,521,315	$5,092,678
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
55	JOHN HANCOCK Bond Fund |

Note 6—Fund share transactions
Transactions in fund shares for the six months ended November 30, 2024 and for the year ended May 31, 2024 were as follows:
	Six Months Ended 11-30-24		Year Ended 5-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	15,528,696	$211,658,841	36,656,315	$481,396,308
Distributions reinvested	2,735,187	37,213,718	5,380,087	71,112,001
Repurchased	(15,773,134)	(214,487,452)	(31,628,720)	(417,477,395)
Net increase	2,490,749	$34,385,107	10,407,682	$135,030,914
Class C shares
Sold	661,034	$9,042,118	1,355,013	$17,964,264
Distributions reinvested	99,549	1,354,112	240,706	3,180,569
Repurchased	(1,242,217)	(16,866,061)	(3,364,641)	(44,409,947)
Net decrease	(481,634)	$(6,469,831)	(1,768,922)	$(23,265,114)
Class I shares
Sold	98,400,304	$1,341,016,594	204,515,152	$2,703,679,676
Distributions reinvested	9,625,044	130,953,969	18,461,258	244,011,512
Repurchased	(71,861,478)	(976,869,288)	(175,098,686)	(2,308,058,512)
Net increase	36,163,870	$495,101,275	47,877,724	$639,632,676
Class R2 shares
Sold	489,066	$6,652,171	1,167,353	$15,468,314
Distributions reinvested	55,499	755,913	123,821	1,638,519
Repurchased	(638,640)	(8,645,293)	(1,414,180)	(18,710,611)
Net decrease	(94,075)	$(1,237,209)	(123,006)	$(1,603,778)
Class R4 shares
Sold	210,615	$2,876,832	982,585	$12,882,410
Distributions reinvested	32,401	441,541	109,986	1,452,422
Repurchased	(172,451)	(2,333,489)	(2,519,652)	(33,615,059)
Net increase (decrease)	70,565	$984,884	(1,427,081)	$(19,280,227)
Class R6 shares
Sold	146,602,040	$2,008,778,372	250,329,493	$3,321,419,183
Distributions reinvested	20,411,873	278,225,378	37,370,452	494,896,607
Repurchased	(90,077,809)	(1,227,199,046)	(162,118,448)	(2,142,607,154)
Net increase	76,936,104	$1,059,804,704	125,581,497	$1,673,708,636
| JOHN HANCOCK Bond Fund	56

	Six Months Ended 11-30-24		Year Ended 5-31-24
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	21,287,032	$290,852,456	67,608,459	$907,158,173
Distributions reinvested	6,670,952	90,888,509	12,315,413	163,021,881
Repurchased	(20,274,054)	(277,118,672)	(29,248,282)	(383,325,357)
Net increase	7,683,930	$104,622,293	50,675,590	$686,854,697
Total net increase	122,769,509	$1,687,191,223	231,223,484	$3,091,077,804
Affiliates of the fund owned 100% of shares of Class NAV on November 30, 2024. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $4,542,853,148 and $3,530,107,557, respectively, for the six months ended November 30, 2024. Purchases and sales of U.S. Treasury obligations aggregated $9,517,216,343 and $8,859,206,099, respectively, for the six months ended November 30, 2024.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At November 30, 2024, funds within the John Hancock group of funds complex held 16.0% of the fund’s net assets. There were no individual affiliated funds with an ownership of 5% or more of the fund’s net assets.
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates.  Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	30,920,380	$172,900,346	$3,180,624,261	$(3,044,345,114)	$68,979	$38,818	$3,171,000	—	$309,287,290

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
57	JOHN HANCOCK Bond Fund |

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Sovereign Bond Fund (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor), for John Hancock Bond Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 24–27, 2024 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 28–30, 2024. The Trustees who are not "interested persons" of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 24–27, 2024, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
| JOHN HANCOCK BOND FUND	58

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
59	JOHN HANCOCK BOND FUND |

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index and peer group median for the one-, three-, five- and ten-year periods ended December 31, 2023. The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index and peer group median for the one-, three-, five- and ten-year periods. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are lower than the peer group median.
The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board also noted that the fund’s distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board noted that the fund has a voluntary fee waiver and/or expense reimbursement, which reduces certain expenses of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged
| JOHN HANCOCK BOND FUND	60

by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund’s Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or
61	JOHN HANCOCK BOND FUND |

otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
| JOHN HANCOCK BOND FUND	62

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board also noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
63	JOHN HANCOCK BOND FUND |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4089113	21SA 11/24
1/25

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATE PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Sovereign Bond Fund

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President, Principal Executive Officer
Date:	January 14, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President, Principal Executive Officer
Date:	January 14, 2025
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer, Principal Financial Officer
Date:	January 14, 2025